PAINEWEBBER GLOBAL EQUITY FUND                                     ANNUAL REPORT


PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

The graph depicts the performance of PaineWebber Global Equity Fund (Class A) versus the MSCI World Index. It is important to note PaineWebber Global Equity Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

     Comparison of the change of a $10,000 investment in PaineWebber Global Equity Fund (Class A) and the MSCI World Index from November 30, 1991 through October 31, 2000.

        PAINEWEBBER GLOBAL EQUITY FUND (CLASS A)              MSCI WORLD INDEX
Nov-91  $9,551                                                $10,000
Dec-91  $10,208                                               $10,725
Jan-92  $10,224                                               $10,523
Feb-92  $10,332                                               $10,338
Mar-92  $10,108                                                $9,848
Apr-92  $10,465                                                $9,982
May-92  $11,013                                               $10,376
Jun-92  $10,731                                               $10,026
Jul-92  $10,532                                               $10,048
Aug-92  $10,689                                               $10,289
Sep-92  $10,515                                               $10,191
Oct-92  $10,382                                                $9,912
Nov-92  $10,482                                               $10,086
Dec-92  $10,541                                               $10,165
Jan-93  $10,549                                               $10,195
Feb-93  $10,854                                               $10,434
Mar-93  $11,311                                               $11,036
Apr-93  $11,565                                               $11,545
May-93  $11,819                                               $11,808
Jun-93  $11,480                                               $11,707
Jul-93  $11,683                                               $11,944
Aug-93  $12,318                                               $12,489
Sep-93  $12,412                                               $12,255
Oct-93  $13,047                                               $12,590
Nov-93  $12,615                                               $11,875
Dec-93  $13,783                                               $12,453
Jan-94  $14,470                                               $13,271
Feb-94  $14,247                                               $13,096
Mar-94  $13,732                                               $12,529
Apr-94  $13,869                                               $12,914
May-94  $14,006                                               $12,943
Jun-94  $13,620                                               $12,904
Jul-94  $14,075                                               $13,147
Aug-94  $14,564                                               $13,540
Sep-94  $14,264                                               $13,181
Oct-94  $14,504                                               $13,553
Nov-94  $13,826                                               $12,962
Dec-94  $13,455                                               $13,084
Jan-95  $13,082                                               $12,884
Feb-95  $13,297                                               $13,068
Mar-95  $13,791                                               $13,695
Apr-95  $14,388                                               $14,169
May-95  $14,583                                               $14,287
Jun-95  $14,863                                               $14,280
Jul-95  $15,609                                               $14,991
Aug-95  $15,031                                               $14,653
Sep-95  $15,227                                               $15,077
Oct-95  $14,751                                               $14,836
Nov-95  $14,910                                               $15,348
Dec-95  $15,277                                               $15,793
Jan-96  $15,557                                               $16,075
Feb-96  $15,692                                               $16,170
Mar-96  $16,069                                               $16,435
Apr-96  $16,581                                               $16,818
May-96  $16,601                                               $16,830
Jun-96  $16,639                                               $16,913
Jul-96  $15,837                                               $16,312
Aug-96  $16,243                                               $16,497
Sep-96  $16,900                                               $17,138
Oct-96  $16,842                                               $17,255
Nov-96  $17,567                                               $18,218
Dec-96  $17,538                                               $17,922
Jan-97  $17,637                                               $18,136
Feb-97  $17,717                                               $18,341
Mar-97  $17,498                                               $17,974
Apr-97  $17,518                                               $18,558
May-97  $18,665                                               $19,699
Jun-97  $19,634                                               $20,678
Jul-97  $20,452                                               $21,628
Aug-97  $19,075                                               $20,176
Sep-97  $20,053                                               $21,270
Oct-97  $18,336                                               $20,147
Nov-97  $18,376                                               $20,499
Dec-97  $18,650                                               $20,745
Jan-98  $18,847                                               $21,320
Feb-98  $20,314                                               $22,759
Mar-98  $21,550                                               $23,717
Apr-98  $22,151                                               $23,945
May-98  $22,082                                               $23,641
Jun-98  $21,666                                               $24,199
Jul-98  $21,735                                               $24,155
Aug-98  $17,887                                               $20,931
Sep-98  $17,460                                               $21,297
Oct-98  $18,800                                               $23,218
Nov-98  $19,771                                               $24,595
Dec-98  $20,816                                               $25,792
Jan-99  $21,107                                               $26,355
Feb-99  $20,585                                               $25,651
Mar-99  $20,828                                               $26,715
Apr-99  $21,654                                               $27,765
May-99  $20,950                                               $26,746
Jun-99  $21,690                                               $27,990
Jul-99  $21,848                                               $27,903
Aug-99  $21,617                                               $27,850
Sep-99  $21,192                                               $27,577
Oct-99  $21,726                                               $29,006
Nov-99  $22,673                                               $29,818
Dec-99  $24,601                                               $32,236
Jan-00  $23,104                                               $30,392
Feb-00  $25,251                                               $30,477
Mar-00  $25,787                                               $32,586
Apr-00  $24,304                                               $31,211
May-00  $23,852                                               $30,425
Jun-00  $24,474                                               $31,453
Jul-00  $23,895                                               $30,572
Aug-00  $24,544                                               $31,572
Sep-00  $23,005                                               $29,896
Oct-00  $22,271                                               $29,399

Past performance is no guarantee of future performance. The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 10/31/00

--------------------------------------------------------------------------------------------------------
                                               6 Months         1 Year         5 Years      Inception(0)
--------------------------------------------------------------------------------------------------------
                             CLASS A*             -8.37%          2.51%           8.59%           9.38%
          Before Deducting   CLASS B**            -8.61           1.75            7.72            6.99
      Maximum Sales Charge   CLASS C+             -8.71           1.74            7.76            8.17
                             CLASS Y++            -8.24           2.88            8.97            9.35
--------------------------------------------------------------------------------------------------------
                             CLASS A*            -12.49          -2.08            7.59            8.81
           After Deducting   CLASS B**           -13.18          -2.57            7.44            6.86
      Maximum Sales Charge   CLASS C+             -9.62           0.87            7.76            8.17
--------------------------------------------------------------------------------------------------------
          MSCI World Index                        -5.81           1.39           15.03           12.63
Lipper Global Funds Median                        -5.97           8.94           13.77           12.34
--------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future performance. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of one year or less have not been annualized. The performance data quoted assume reinvestment of all dividends and capital gains. Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.
(0) Inception: since commencement of issuance on November 14, 1991 for Class A shares, August 25, 1995 for Class B shares and May 10, 1993 for Classes C and Y shares. Inception returns for Index and Lipper Median are shown as of nearest month-end of the oldest share class: October 31, 1991.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

ANNUAL REPORT                           PAINEWEBBER EMERGING MARKETS EQUITY FUND


PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

The graph depicts the performance of PaineWebber Emerging Markets Equity Fund (Classes A, C and Y) versus the MSCI Emerging Markets Free Index. It is important to note PaineWebber Emerging Markets Equity Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

     Comparison of the change of a $10,000 investment in PaineWebber Emerging Markets Equity Fund (Classes A, C and Y) and the MSCI Emerging Markets Free Index from January 31, 1994 through October 31, 2000.

        PAINEWEBBER EMERGING               PAINEWEBBER EMERGING              PAINEWEBBER EMERGING             MSCI EMERGING MARKETS
        MARKETS FUND EQUITY (CLASS A)      MARKETS FUND EQUITY (CLASS C)     MARKETS FUND EQUITY (CLASS Y)    FREE INDEX
Jan-94  $9,549                             $10,000                             $10,000                        $10,000
Feb-94  $9,319                              $9,759                              $9,768                         $9,822
Mar-94  $8,733                              $9,137                              $9,146                         $8,933
Apr-94  $8,694                              $9,095                              $9,113                         $8,754
May-94  $8,860                              $9,261                              $9,287                         $9,054
Jun-94  $8,543                              $8,921                              $8,955                         $8,804
Jul-94  $8,899                              $9,286                              $9,328                         $9,352
Aug-94  $9,620                             $10,041                             $10,091                        $10,512
Sep-94  $9,699                             $10,108                             $10,174                        $10,632
Oct-94  $9,485                              $9,884                              $9,950                        $10,441
Nov-94  $9,066                              $9,436                              $9,511                         $9,898
Dec-94  $8,306                              $8,647                              $8,723                         $9,103
Jan-95  $7,316                              $7,610                              $7,678                         $8,134
Feb-95  $7,047                              $7,328                              $7,405                         $7,925
Mar-95  $7,176                              $7,455                              $7,536                         $7,976
Apr-95  $7,375                              $7,663                              $7,754                         $8,334
May-95  $7,622                              $7,912                              $8,013                         $8,777
Jun-95  $7,749                              $8,028                              $8,146                         $8,804
Jul-95  $8,116                              $8,410                              $8,539                         $9,001
Aug-95  $7,885                              $8,161                              $8,288                         $8,789
Sep-95  $7,972                              $8,252                              $8,389                         $8,747
Oct-95  $7,630                              $7,887                              $8,029                         $8,412
Nov-95  $7,319                              $7,571                              $7,703                         $8,263
Dec-95  $7,375                              $7,621                              $7,770                         $8,629
Jan-96  $7,797                              $8,045                              $8,205                         $9,243
Feb-96  $7,813                              $8,061                              $8,230                         $9,096
Mar-96  $7,805                              $8,045                              $8,221                         $9,167
Apr-96  $8,172                              $8,418                              $8,606                         $9,534
May-96  $8,100                              $8,344                              $8,539                         $9,491
Jun-96  $8,012                              $8,252                              $8,447                         $9,550
Jul-96  $7,550                              $7,762                              $7,962                         $8,897
Aug-96  $7,702                              $7,912                              $8,121                         $9,125
Sep-96  $7,765                              $7,970                              $8,188                         $9,204
Oct-96  $7,534                              $7,737                              $7,946                         $8,959
Nov-96  $7,646                              $7,845                              $8,063                         $9,109
Dec-96  $7,734                              $7,928                              $8,163                         $9,150
Jan-97  $8,100                              $8,294                              $8,547                         $9,774
Feb-97  $8,379                              $8,584                              $8,848                        $10,193
Mar-97  $8,323                              $8,518                              $8,790                         $9,925
Apr-97  $8,331                              $8,518                              $8,798                         $9,942
May-97  $8,785                              $8,983                              $9,283                        $10,227
Jun-97  $9,350                              $9,547                              $9,876                        $10,774
Jul-97  $9,589                              $9,788                             $10,135                        $10,934
Aug-97  $8,649                              $8,817                              $9,149                         $9,544
Sep-97  $9,016                              $9,182                              $9,533                         $9,808
Oct-97  $7,479                              $7,613                              $7,904                         $8,198
Nov-97  $7,232                              $7,356                              $7,637                         $7,899
Dec-97  $7,383                              $7,505                              $7,795                         $8,090
Jan-98  $6,913                              $7,023                              $7,311                         $7,455
Feb-98  $7,407                              $7,522                              $7,829                         $8,234
Mar-98  $7,654                              $7,762                              $8,088                         $8,591
Apr-98  $7,718                              $7,829                              $8,163                         $8,497
May-98  $6,626                              $6,716                              $7,002                         $7,333
Jun-98  $5,934                              $6,011                              $6,283                         $6,564
Jul-98  $6,228                              $6,301                              $6,584                         $6,772
Aug-98  $4,460                              $4,508                              $4,712                         $4,814
Sep-98  $4,659                              $4,707                              $4,930                         $5,119
Oct-98  $5,193                              $5,247                              $5,498                         $5,659
Nov-98  $5,424                              $5,471                              $5,740                         $6,129
Dec-98  $5,432                              $5,479                              $5,748                         $6,040
Jan-99  $5,416                              $5,454                              $5,740                         $5,943
Feb-99  $5,352                              $5,388                              $5,665                         $6,001
Mar-99  $6,029                              $6,069                              $6,392                         $6,792
Apr-99  $6,714                              $6,758                              $7,119                         $7,632
May-99  $6,618                              $6,650                              $7,018                         $7,588
Jun-99  $7,423                              $7,455                              $7,871                         $8,449
Jul-99  $7,200                              $7,223                              $7,628                         $8,219
Aug-99  $7,216                              $7,231                              $7,653                         $8,294
Sep-99  $6,889                              $6,891                              $7,302                         $8,014
Oct-99  $7,001                              $6,999                              $7,428                         $8,184
Nov-99  $7,614                              $7,613                              $8,088                         $8,918
Dec-99  $8,769                              $8,759                              $9,308                        $10,053
Jan-00  $8,649                              $8,634                              $9,182                        $10,113
Feb-00  $8,602                              $8,584                              $9,141                        $10,247
Mar-00  $8,769                              $8,742                              $9,316                        $10,297
Apr-00  $7,789                              $7,762                              $8,272                         $9,321
May-00  $7,439                              $7,414                              $7,904                         $8,936
Jun-00  $7,710                              $7,679                              $8,196                         $9,250
Jul-00  $7,288                              $7,248                              $7,745                         $8,775
Aug-00  $7,471                              $7,422                              $7,937                         $8,818
Sep-00  $6,722                              $6,675                              $7,152                         $8,048
Oct-00  $6,149                              $6,110                              $6,542                         $7,464

Past performance is no guarantee of future performance. The performance of the classes varies based on the difference in sales charges and fees paid by shareholders investing in different classes. Class B shares are not shown because they were first offered at a later date.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 10/31/00

-------------------------------------------------------------------------------------------------------
                                               6 Months        1 Year       5 Years       Inception(0)
-------------------------------------------------------------------------------------------------------
                             CLASS A*          -21.06%        -12.17%        -4.23%            -6.21%
        Before Deducting     CLASS B**         -21.27         -12.68            NA             -4.08
    Maximum Sales Charge     CLASS C+          -21.28         -12.69         -4.98             -6.94
                             CLASS Y++         -20.91         -11.92         -4.01             -5.99
-------------------------------------------------------------------------------------------------------
                             CLASS A*          -24.61         -16.09         -5.10             -6.85
         After Deducting     CLASS B**         -25.21         -17.04            NA             -4.48
    Maximum Sales Charge     CLASS C+          -22.07         -13.57         -4.98             -6.94
-------------------------------------------------------------------------------------------------------
   MSCI Emerging Markets                       -19.92          -8.87         -2.37             -4.25
              Free Index
 Lipper Emerging Markets                       -19.83          -4.19         -1.45             -5.55
            Funds Median
-------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future performance. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of one year or less have not been annualized. The performance data quoted assume reinvestment of all dividends and capital gains. Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.
(0) Inception: since commencement of issuance on January 19, 1994 for Class A, C and Y shares, and December 5, 1995 for Class B shares. Inception returns for Index and Lipper Median are as of nearest month-end of the oldest share class: January 31, 1994.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

PAINEWEBBER ASIA PACIFIC GROWTH FUND                               ANNUAL REPORT


PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

The graph depicts the performance of PaineWebber Asia Pacific Growth Fund (Classes A, B and C) versus the MSCI All Country Asia Pacific Free (ex-Japan) Index. It is important to note PaineWebber Asia Pacific Growth Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

     Comparison of the change of a $10,000 investment in PaineWebber Asia Pacific Growth Fund (Classes A, B and C) and the MSCI All Country Asia Pacific Free (ex-Japan) Index from March 31, 1997 through October 31, 2000.

                                                                                                  MSCI ALL COUNTRY ASIA
        PAINEWEBBER ASIA PACIFIC      PAINEWEBBER ASIA PACIFIC      PAINEWEBBER ASIA PACIFIC      PACIFIC FREE (EX-JAPAN)
        GROWTH FUND (CLASS A)         GROWTH FUND (CLASS B)         GROWTH FUND (CLASS C)         INDEX
Mar-97  $9,549                        $10,000                       $10,000                       $10,000
Apr-97  $9,534                         $9,976                        $9,976                        $9,837
May-97  $10,122                       $10,592                       $10,592                       $10,260
Jun-97  $10,435                       $10,912                       $10,912                       $10,615
Jul-97  $10,405                       $10,864                       $10,864                       $10,682
Aug-97  $8,686                         $9,072                        $9,072                        $8,773
Sep-97  $8,808                         $9,184                        $9,192                        $8,721
Oct-97  $6,845                         $7,136                        $7,136                        $6,769
Nov-97  $6,417                         $6,688                        $6,688                        $6,295
Dec-97  $6,310                         $6,568                        $6,568                        $6,047
Jan-98  $5,959                         $6,200                        $6,200                        $5,513
Feb-98  $6,746                         $7,016                        $7,016                        $6,672
Mar-98  $6,623                         $6,888                        $6,888                        $6,559
Apr-98  $6,219                         $6,456                        $6,456                        $5,972
May-98  $5,424                         $5,632                        $5,632                        $5,043
Jun-98  $4,905                         $5,088                        $5,088                        $4,460
Jul-98  $4,798                         $4,968                        $4,976                        $4,336
Aug-98  $4,179                         $4,328                        $4,328                        $3,700
Sep-98  $4,645                         $4,808                        $4,816                        $4,059
Oct-98  $5,210                         $5,392                        $5,392                        $4,934
Nov-98  $5,462                         $5,648                        $5,656                        $5,324
Dec-98  $5,569                         $5,760                        $5,760                        $5,426
Jan-99  $5,584                         $5,768                        $5,768                        $5,333
Feb-99  $5,409                         $5,584                        $5,592                        $5,221
Mar-99  $5,921                         $6,112                        $6,112                        $5,829
Apr-99  $6,883                         $7,104                        $7,104                        $6,887
May-99  $6,730                         $6,936                        $6,936                        $6,698
Jun-99  $7,670                         $7,896                        $7,896                        $7,765
Jul-99  $7,594                         $7,816                        $7,816                        $7,581
Aug-99  $7,731                         $7,952                        $7,960                        $7,759
Sep-99  $7,212                         $7,416                        $7,416                        $7,209
Oct-99  $7,418                         $7,616                        $7,624                        $7,434
Nov-99  $8,380                         $8,600                        $8,608                        $8,135
Dec-99  $9,320                         $9,560                        $9,568                        $8,787
Jan-00  $9,374                         $9,608                        $9,616                        $8,734
Feb-00  $9,190                         $9,416                        $9,424                        $8,544
Mar-00  $9,488                         $9,712                        $9,720                        $8,726
Apr-00  $8,571                         $8,768                        $8,776                        $7,913
May-00  $7,976                         $8,152                        $8,160                        $7,214
Jun-00  $8,549                         $8,736                        $8,744                        $7,575
Jul-00  $8,052                         $8,216                        $8,232                        $7,240
Aug-00  $8,182                         $8,344                        $8,352                        $7,180
Sep-00  $7,426                         $7,568                        $7,584                        $6,350
Oct-00  $6,845                         $6,976                        $6,984                        $5,844

Past performance is no guarantee of future performance. The performance of the classes varies based on the difference in sales charges and fees paid by shareholders investing in different classes. Class Y shares are not shown because they were first offered at a later date.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 10/31/00

------------------------------------------------------------------------------------------------
                                                  6 Months            1 Year       Inception(0)
------------------------------------------------------------------------------------------------
                                 CLASS A*           -20.14%            -7.72%           -8.81%
             Before Deducting    CLASS B**          -20.44             -8.40            -9.50
         Maximum Sales Charge    CLASS C+           -20.42             -8.39            -9.47
                                 CLASS Y++          -20.00             -7.44             1.30
------------------------------------------------------------------------------------------------
                                 CLASS A*           -23.74            -11.90            -9.97
              After Deducting    CLASS B**          -24.42            -12.98           -10.00
         Maximum Sales Charge    CLASS C+           -21.22             -9.31            -9.47
------------------------------------------------------------------------------------------------
MSCI All Country Asia Pacific                       -21.46            -17.02            -9.86
        Free (ex-Japan) Index
      Lipper Pacific Ex-Japan                       -23.09            -12.22            -7.66
                 Funds Median
------------------------------------------------------------------------------------------------

Past performance is no guarantee of future performance. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of one year or less have not been annualized. The performance data quoted assume reinvestment of all dividends and capital gains. Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.
(0) Inception: since commencement of issuance on March 25, 1997 for Class A, B and C shares and March 13, 1998 for Class Y shares. Inception returns for Index and Lipper Median are as of nearest month-end of the oldest share class: March 31, 1997.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

ANNUAL REPORT       PAINEWEBBER GLOBAL EQUITY FUND, EMERGING MARKETS EQUITY FUND
                    AND ASIA PACIFIC GROWTH FUND

--------------------------------------------------------------------------------
PAINEWEBBER GLOBAL
EQUITY FUND

INVESTMENT GOAL:
Long-term growth of
capital

PORTFOLIO MANAGERS:
DOMESTIC INVESTMENT
Kirk Barneby
Frank Vallario
Mitchell Hutchins Asset
Management Inc.

FOREIGN INVESTMENT
Portfolio Management Team
Martin Currie Inc.
(Subadvisor)

COMMENCEMENT:
November 14, 1991 (Class A)
August 25, 1995 (Class B)
May 10, 1993 (Classes C and Y)

DIVIDEND PAYMENTS:
Annually, if any
--------------------------------------------------------------------------------


Dear Shareholder,                                              December 15, 2000

We are pleased to present you with the annual reports for PaineWebber Global Equity Fund, PaineWebber Emerging Markets Equity Fund and PaineWebber Asia Pacific Growth Fund for the fiscal year ended October 31, 2000.


PAINEWEBBER GLOBAL EQUITY FUND
--------------------------------------------------------------------------------
[GRAPHIC] MARKET REVIEW
     For the 12 months ended October 31, 2000, the international equity markets reported the following returns: the Fund's benchmark, the Morgan Stanley Capital International (MSCI) World Index, gained 1.39%; the United States, as measured by the S&P 500 Index, gained 6.08%; Japan, as measured by the MSCI Japan Index, declined 11.49%; continental Europe, as measured by the MSCI Europe ex-UK Index, gained 3.83%; emerging markets, as measured by the MSCI Emerging Markets Free Index, declined 8.87%.
     Early in the fiscal year, telecommunications, media and technology stocks pushed world equity markets higher. In the U.S., the NASDAQ Composite Index, which is heavily weighted in technology stocks, reached a record high. As the year progressed, however, U.S. investors became increasingly concerned that equity markets, particularly the technology sector, had become overvalued. In addition, economic data began to indicate that the Federal Reserve Board's tight monetary policy of raising short-term interest rates was slowing the pace of economic growth. Uncertainty in the U.S. market led to a sell-off, first in the technology sector and then in the broader market. The turbulence in the U.S. market rippled throughout the world's equity markets, and European, Asian and Emerging Market equity markets were extremely volatile.

PORTFOLIO HIGHLIGHTS
     The Fund outperformed the MSCI World Index (before deducting any sales charges), but trailed its peer group for the fiscal year ended October 31, 2000. The U.S. equity portion of the Global Equity Fund, mirroring the same stock selection discipline applied to the management of our U.S. equity portfolios for most of the period, hampered performance during the year. While a smaller-cap (within the universe of large cap stocks) bias aided performance, specific stock selection resulted in underperformance. Unisys, Apple, and Circuit City (all sold during the fiscal period) in particular hurt the Fund's overall performance. The United States, at 46.8%* of net assets, accounted for the largest country weighting at the end of the 12-month period.
     At 16.7%,* Japan was the Fund's second largest country weighting. Japanese market performance was mixed during the period. While some economic data indicates a strengthening economy, consumer spending continues to be weak.
     In Europe, investment returns were eroded by three key factors. First, the U.S. dollar continued to strengthen against almost every other currency in the world. The continued strength of the U.S. economy and the eagerness of international investors to purchase U.S. securities drove

* Weightings represent percentages of net assets as of October 31, 2000. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER GLOBAL EQUITY FUND, EMERGING MARKETS EQUITY FUND       ANNUAL REPORT
AND ASIA PACIFIC GROWTH FUND



the U.S. dollar higher. Of the major currencies--the yen, pound and euro--the euro was particularly weak. Second, there were concerns about U.S. corporate earnings growth during the rest of 2000 and into 2001. While European companies had fewer negative earnings reports, their stock prices declined because investors became concerned that earnings expectations will become more difficult to meet should global income slow. Finally, oil prices were an area of concern for the international markets. Rising oil prices could have a negative impact on inflation and economic growth. Geopolitical risk is also higher because of the world's dependence on oil from the Middle East.

OUTLOOK
     In the U.S., consumer spending has declined, unemployment has risen slightly and corporate profits have been somewhat weaker. All of this has led investors to believe that the Federal Reserve Board (the "Fed") has finished raising interest rates, which should be positive for the equity market.
     In Europe, particularly in the Euro zone countries, there is evidence that the pace of growth is slowing. This has been reflected in important survey data in Germany, France and Italy. Although the data indicate a slower pace of growth, economic indicators are still well above long-term averages. In this economic environment, price pressures from oil and other imports will likely keep inflation above the European Central Bank's 2% target.

PROPOSED MERGER AND NEW FUND
MANAGEMENT
--------------------------------------------------------------------------------
     On October 6, 2000, PaineWebber Global Equity Fund's board of trustees unanimously approved the submission to shareholders of the merger of the Fund into the PACE International Equity Investments. The proposed merger will be submitted to shareholders at a meeting expected to be held in January 2001. If approved by the Fund's shareholders, the merger is expected to become effective in February 2001.
     Also, on October 6, 2000, the board of trustees for the Fund approved the termination of the existing Investment Advisory and Administration Contract with Mitchell Hutchins and approved new interim investment management arrangements that became effective on October 10, 2000, including a new interim sub-advisory contract with Martin Currie Inc. which assumed the day-to-day portfolio management responsibilities of the foreign portion of the Fund effective October 10, 2000. Mitchell Hutchins continues to manage the domestic portion of the Fund.
     More information about the proposed merger, the new investment management arrangements and the related investment strategy changes is set out in the October 10, 2000 supplement to the prospectus dated March 1, 2000. Additional information is being provided to shareholders in proxy solicitation materials that were expected to be mailed in December 2000.

ANNUAL REPORT



PAINEWEBBER GLOBAL EQUITY FUND--PORTFOLIO STATISTICS

CHARACTERISTICS*                     10/31/00                   4/30/00
--------------------------------------------------------------------------------------
Net Assets ($mm)                      $310.6                    $371.9
Number of Securities                     112                       178
Stocks and Equity Futures               97.9%                     91.9%
U.S. Allocation                         46.8%                     37.7%
International Allocation                53.2%                     62.3%
--------------------------------------------------------------------------------------

TOP FIVE SECTORS*                    10/31/00                                  4/30/00
--------------------------------------------------------------------------------------
Financial Services                      12.2%   Technology                       31.3%
Technology                              10.8    Financial Services               14.6
Utilities                               10.2    Utilities                        12.0
Consumer Cyclicals                       8.6    Consumer Cyclicals               11.1
Healthcare                               4.4    Healthcare                        5.9
--------------------------------------------------------------------------------------
Total                                   46.2    Total                            74.9

TOP FIVE COUNTRIES*                  10/31/00                                  4/30/00
--------------------------------------------------------------------------------------
United States                           46.8%   United States                    37.7%
Japan                                   16.7    United Kingdom                   14.4
United Kingdom                          10.5    Japan                             8.2
France                                   8.3    France                            8.0
Netherlands                              2.4    Netherlands                       6.4
--------------------------------------------------------------------------------------
Total                                   84.7    Total                            74.7

TOP TEN EQUITY HOLDINGS*             10/31/00                                  4/30/00
--------------------------------------------------------------------------------------
Vodafone Group                           2.5%   Autonomy Corp.                    2.3%
Rhone Poulenc                            1.5    Cisco Systems                     2.2
Total Fina Elf                           1.3    Philips Electronics               1.8
Ericsson                                 1.3    Ericsson                          1.6
Zurich Financial Services                1.2    Nokia                             1.5
VNU NV                                   1.2    Alcatel                           1.3
Glaxo Wellcome                           1.2    Vodafone Group                    1.3
AXA                                      1.1    Nordic Baltic Holding             1.2
Vivendi                                  1.1    BP Amoco                          1.2
Nokia                                    1.0    Total Fina Elf                    1.2
--------------------------------------------------------------------------------------
Total                                   13.4    Total                            15.6

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER GLOBAL EQUITY FUND, EMERGING MARKETS EQUITY FUND       ANNUAL REPORT
AND ASIA PACIFIC GROWTH FUND



PAINEWEBBER EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------
[GRAPHIC] MARKET REVIEW
     Higher oil prices, U.S. monetary policy and the volatility of the U.S. equity markets affected emerging markets during the 12-month period. Many emerging markets are closely correlated with the U.S. technology market and the Nasdaq Composite's volatility had a significant negative impact on emerging markets.
     The higher risk profile of emerging markets contributed to their underperformance, as investors considered the implication of escalating oil prices on global growth. Because of its dependence on imported oil, Asia experienced the steepest declines. In addition, the Asian markets were held back by weakness in Korea and in the Taiwanese financial services sector.
     In Latin America, markets benefited from upgrades in Brazilian and Mexican debt ratings. In addition, the release of better-than-expected second quarter GDP growth in Mexico and the strengthening of the Mexican currency were supportive for the market.
     In Europe, markets had divergent returns. Supported by stronger oil prices, the Russian market gained. The Greek market, however, continued to underperform; valuations were relatively unattractive, and investors chose to put their money elsewhere.

PORTFOLIO HIGHLIGHTS
     For the fiscal year ended October 31, 2000, the Fund trailed its benchmark. Poor stock selection was the primary driver of the Fund's underperformance. The Fund suffered from poor stock selection in Asia, particularly in the technology sector in India (5.62%)* and Korea (11.30%).* Stock selection in Turkey (4.45%)* also dragged on performance. Our overweighted positions in Latin America (26.40%),* which experienced an economic recovery, and in Russia (3.69%),* which benefited from higher oil prices, only partially offset the lackluster performance.
     During the fiscal year, we reduced the Fund's exposure to Mexico (10.71%)* because we were concerned about the widening current account deficit and potential for currency weakness should oil prices decline. Elsewhere in Latin America, we continued to favor Brazil (11.73%),* which benefited from strong economic recovery and broad earnings support. The decision by the Brazilian Central Bank to maintain interest rates at current levels was well received by the market. This move signaled prudence in matching interest rates with sustainable economic growth. Latin American equity markets responded favorably to the easing of U.S. macroeconomic concerns and ongoing domestic improvements.
     Within Asia, we maintain an interest in China (0.94%),* where we expect the market to benefit from sustained economic growth that should provide support for structural reforms.
     The Fund was underweighted in the large markets of Korea (11.30%)* and Taiwan (8.78%),* which are likely to remain vulnerable to concerns over slowing export growth and delays in corporate reform. In Taiwan, investor confidence was affected by irregularities in the banking industry. There is concern in Taiwan that some of the administration's programs may lead to slower domestic economic growth.

--------------------------------------------------------------------------------
PAINEWEBBER EMERGING
MARKETS EQUITY FUND

INVESTMENT GOAL:
Long-term capital
appreciation

SUBADVISOR:
Schroder Investment
Management North
America Inc.

COMMENCEMENT:
January 19, 1994
(Classes A, C and Y)
December 5, 1995 (Class B)

DIVIDEND PAYMENTS:
Annually, if any
--------------------------------------------------------------------------------

* Weightings represent percentages of net assets as of October 31, 2000. The Fund's portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT



     The Fund was overweighted in Russia, which is using strong oil revenues to implement structural reforms. Investor concerns about the levels of U.S. oil inventories boosted oil prices to new highs driving the Russian equity market which contributed to the Fund's performance. While we overweighted the Fund in the Russian oil sector, we are cautious of the susceptibility of the market to any correction in oil prices.

OUTLOOK
     Most emerging markets should continue to be influenced by economic and market conditions in the U.S. These new markets export a significant percentage of their products to the U.S. Should U.S. economic growth and consumer and business spending decline, it is likely that corporate profits in emerging markets may also take a downward turn. On a more positive note, it appears that the U.S. Federal Reserve Board is at the end of its interest rate-raising cycle. This bodes well for a stable or declining U.S. interest rate environment. Positive developments in the U.S. are often beneficial for emerging markets.

PROPOSED MERGER
--------------------------------------------------------------------------------
     On October 6, 2000, PaineWebber Emerging Markets Equity Fund's board of trustees unanimously approved the submission to shareholders of the merger of the Fund into the PACE International Emerging Markets Equity Investments. The proposed merger will be submitted to shareholders at a meeting expected to be held in January 2001. If approved by the Fund's shareholders, the merger is expected to become effective in February 2001.
     More information about the proposed merger is set out in the October 10, 2000 supplement to the prospectus dated March 1, 2000. Additional information is being provided to shareholders in proxy solicitation materials that were to be mailed in December 2000.

PAINEWEBBER GLOBAL EQUITY FUND, EMERGING MARKETS EQUITY FUND       ANNUAL REPORT
AND ASIA PACIFIC GROWTH FUND



PAINEWEBBER EMERGING MARKETS EQUITY FUND--PORTFOLIO STATISTICS

CHARACTERISTICS*                                          10/31/00            4/30/00
-------------------------------------------------------------------------------------------------
Net Assets($mm)                                              $5.8               $8.5
Number of Securities                                          146                177
Stocks                                                      95.0%              98.8%
Cash and Other Assets in Excess of Liabilities               5.0%               1.2%
-------------------------------------------------------------------------------------------------

REGIONAL ALLOCATION*                  10/31/00                                            4/30/00
-------------------------------------------------------------------------------------------------
Asia                                     34.6%      Asia                                    44.2%
Europe/Africa/Middle East                34.0       Europe/Africa/Middle East               28.8
Latin America                            26.4       Latin America                           25.8
Cash and Other Assets in Excess                     Cash and Other Assets in Excess
  of Liabilities                          5.0         of Liabilities                         1.2
-------------------------------------------------------------------------------------------------
Total                                   100.0       Total                                  100.0

TOP TEN COUNTRIES*                    10/31/00                                            4/30/00
-------------------------------------------------------------------------------------------------
Brazil                                   11.7%      Taiwan                                  15.1%
Korea                                    11.3       Korea                                   11.9
Mexico                                   10.7       Mexico                                  11.7
Taiwan                                    8.8       Brazil                                  10.1
Hong Kong                                 7.9       India                                    8.7
South Africa                              7.8       South Africa                             6.7
Israel                                    6.0       Turkey                                   6.1
India                                     5.6       Israel                                   5.3
Turkey                                    4.5       Malaysia                                 4.0
Russia                                    3.7       Russia                                   3.5
-------------------------------------------------------------------------------------------------
Total                                    78.0       Total                                   83.1

TOP TEN EQUITY HOLDINGS*              10/31/00                                            4/30/00
-------------------------------------------------------------------------------------------------
Telefonos de Mexico ADR                   4.2%      Samsung Electronics                      4.7%
China Unicom                              4.0       United Micro Electric                    4.4
China Mobile                              3.6       Telefonos de Mexico                      3.2
Samsung Electronics                       3.3       Infosys Technologies                     2.0
Infosys Technologies                      2.8       Korea Electric Power                     1.7
Korea Telecom ADR                         2.6       Yapi ve Kredi Bankasi                    1.6
Taiwan Semiconductor                      2.4       Taiwan Semiconductor                     1.5
Korea Electric Power                      2.1       Lukoil Holdings                          1.4
Check Point Software Tech                 1.8       Carso Global Telecom                     1.4
SK Telecom                                1.8       Tenaga Nasional Berhad                   1.4
-------------------------------------------------------------------------------------------------
Total                                    28.6       Total                                   23.3

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT

--------------------------------------------------------------------------------
PAINEWEBBER ASIA PACIFIC
GROWTH FUND

INVESTMENT GOAL:
Long-term capital
appreciation

SUBADVISOR:
Schroder Investment
Management North America
Inc.

COMMENCEMENT:
March 25, 1997 (Classes A, B
and C), March 13, 1998
(Class Y)

DIVIDEND PAYMENTS:
Annually, if any
--------------------------------------------------------------------------------

PAINEWEBBER ASIA PACIFIC GROWTH FUND
--------------------------------------------------------------------------------

[GRAPHIC] MARKET REVIEW
     Asia Pacific markets were volatile during the fiscal year. At the beginning of the period, "new economy" stocks in the telecommunications, media and technology area were relatively strong performers. During the second half of the fiscal year, however, concerns about rising oil prices, earnings disappointments from a number of U.S. technology companies and weakening semiconductor prices had a negative impact on investor sentiment. For the year ended October 31, 2000, the MSCI All Country Asia Pacific Index Free (ex-Japan) declined
17.02%.

PORTFOLIO HIGHLIGHTS
     During the period ended October 31, 2000, the Fund outperformed its benchmarks: the MSCI All Country Asia Pacific Free (ex-Japan) Index and the Lipper Pacific ex-Japan Funds Median. The Fund suffered disappointing returns due to poor stock selections in Hong Kong (29.03%),* Korea (12.64%),* and Singapore (8.77%).* Our positions in India (6.24%)* and Taiwan (10.87%)* helped offset these losses somewhat.
     In Hong Kong, telecommunications and electronics stocks declined. However, bank and utility stocks were strong performers.
     The Singapore market benefited from strong economic data and an increase in non-oil exports and in industrial production. There has been a pick-up in loan demand, and real estate companies outperformed. Technology companies continued to be weak with the contract manufacturers hit hard by concerns over slowing personal computer demand. We continue to favor banks and real estate stocks.
     In recent months, Malaysia (5.14%)* has benefited from rising oil prices; however, there continues to be concern over corporate governance. Because valuations remain high and because there is a risk of earnings downgrades, we have reduced the Fund's exposure to Malaysia.
     In Korea (12.64%),* weak memory D-RAM prices and Ford Motor Company's decision to withdraw from the purchase of Daewoo Motor was negative for the market. The Daewoo situation reawakened concerns over corporate restructuring and the health of the financial sector. In response, the government has accelerated its restructuring efforts, pushing privatization and bank reform.
     In Taiwan, concerns over weaker personal computer demand and political uncertainty weighed on market sentiment. Although political uncertainty is likely to remain high, export orders are strong and stock valuations are attractive in the technology sector.

OUTLOOK
     Because many Asia Pacific countries export their products to larger world markets, a downturn in global economic growth could be troublesome in the short term. Longer term, however, widespread corporate restructuring and financial reforms bode well for the Asia Pacific region. When the larger economies recover from their slower growth cycles, the Asia Pacific countries should be well positioned to take advantage of a step up in worldwide demand for goods.

* Weightings represent percentages of net assets as of October 31, 2000. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER GLOBAL EQUITY FUND, EMERGING MARKETS EQUITY FUND       ANNUAL REPORT
AND ASIA PACIFIC GROWTH FUND



PROPOSED MERGER
--------------------------------------------------------------------------------
     On October 6, 2000, PaineWebber Asia Pacific Growth Fund's board of trustees unanimously approved the submission to shareholders of the merger of the Fund into the PACE International Emerging Markets Equity Investments. The proposed merger will be submitted to shareholders at a meeting expected to be held in January 2001. If approved by the Fund's shareholders, the merger is expected to become effective in February 2001.
     More information about the proposed merger is set out in the October 10, 2000 supplement to the prospectus dated March 1, 2000. Additional information is being provided to shareholders in proxy solicitation materials that were mailed in December 2000.

ANNUAL REPORT



PAINEWEBBER ASIA PACIFIC GROWTH FUND--PORTFOLIO STATISTICS

CHARACTERISTICS*                                               10/31/00            4/30/00
------------------------------------------------------------------------------------------------------
Net Assets ($mm)                                                 $23.8              $36.5
Number of Securities                                                80                100
Stocks                                                           96.6%              98.1%
Cash and Other Assets in Excess of Liabilities                    3.4%               1.9%
------------------------------------------------------------------------------------------------------

TOP TEN COUNTRIES*                       10/31/00                                              4/30/00
------------------------------------------------------------------------------------------------------
Hong Kong                                   29.0%   Hong Kong                                    21.2%
Australia                                   21.0    Australia                                    16.1
Korea                                       12.6    Taiwan                                       13.2
Taiwan                                      10.9    Korea                                        13.1
Singapore                                    8.8    Singapore                                    10.0
India                                        6.3    Malaysia                                      9.2
Malaysia                                     5.1    India                                         8.7
Thailand                                     1.3    Thailand                                      2.7
Indonesia                                    0.9    Indonesia                                     1.4
Philippines                                  0.7    United States                                 1.0
------------------------------------------------------------------------------------------------------
Total                                       96.6    Total                                        96.6

TOP TEN EQUITY HOLDINGS*                 10/31/00                                              4/30/00
------------------------------------------------------------------------------------------------------
Hutchison Whampoa                            5.6%   Samsung Electronics                           6.2%
Taiwan Semiconductor                         5.5    Taiwan Semiconductor                          6.0
News Corp.                                   3.8    Hutchison Whampoa                             4.3
DBS Group Holdings                           3.2    Cheung Hong Holdings                          3.6
Broken Hill Proprietary                      3.2    News Corp.                                    3.5
Samsung Electronics                          3.1    Na Yan Plastic                                3.0
Korea Electric Power                         3.0    DBS Group Holdings                            2.6
China Mobile(0)                              2.9    Infosys Technologies                          2.5
Sun Hung Kai Properties                      2.8    China Telecom(0)                              2.2
Infosys Technologies                         2.5    Broken Hill Proprietary                       2.2
------------------------------------------------------------------------------------------------------
Total                                       35.6    Total                                        36.1

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.
(0)  China Telecom (Hong Kong) Limited changed its name to China Mobile (Hong
     Kong) Limited effective June 28, 2000.

                                                                   ANNUAL REPORT



     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW on PaineWebber Global Equity Fund, PaineWebber Emerging Markets Equity Fund, PaineWebber Asia Pacific Growth Fund or another fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor. For additional information, visit us at www.painewebber.com.

Sincerely,

/s/ Brian M. Storms

BRIAN M. STORMS
President and
Chief Operating Officer
Mitchell Hutchins
Asset Management Inc.



MARTIN CURRIE INC.
Portfolio Management Team,
PaineWebber Global Equity Fund



/s/ T. Kirkham Barneby

T. KIRKHAM BARNEBY
Managing Director and Chief
Investment Officer - Quantitative
Investments
Mitchell Hutchins Asset
Management Inc.
Portfolio Manager,
PaineWebber Global Equity Fund



SCHRODER INVESTMENT
MANAGEMENT NORTH AMERICA
INC.
PaineWebber Emerging Markets
Equity Fund, PaineWebber Asia
Pacific Growth Fund



/s/ Frank A. Vallario
FRANK A. VALLARIO
Portfolio Manager, PaineWebber
Global Equity Fund

     This letter is intended to assist shareholders in understanding how the funds performed during the fiscal year ended October 31, 2000, and reflects views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER GLOBAL EQUITY FUND

PERFORMANCE RESULTS (UNAUDITED)

                                             NET ASSET VALUE                                      TOTAL RETURN(1)
                                 -----------------------------------------             ----------------------------------------
                                                                                          12 MONTHS               6 MONTHS
                                 10/31/00        04/30/00         10/31/99             ENDED 10/31/00          ENDED 10/31/00
-------------------------------------------------------------------------------------------------------------------------------
Class A Shares                    $15.77          $17.21           $17.90                   2.51%                   (8.37)%
-------------------------------------------------------------------------------------------------------------------------------
Class B Shares                     14.54           15.91            16.81                   1.75                    (8.61)
-------------------------------------------------------------------------------------------------------------------------------
Class C Shares                     14.57           15.96            16.84                   1.74                    (8.71)
-------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                    NET ASSET VALUE
                                 -----------------------         CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING          DISTRIBUTED           DIVIDENDS PAID          TOTAL RETURN(1)
-------------------------------------------------------------------------------------------------------------------------------
11/14/91-12/31/91                 $12.00          $12.29              --                     --                      2.42%
-------------------------------------------------------------------------------------------------------------------------------
1992                               12.29           12.45            $0.1610                $0.0800                   3.26
-------------------------------------------------------------------------------------------------------------------------------
1993                               12.45           16.07             0.2100                  --                     30.77
-------------------------------------------------------------------------------------------------------------------------------
1994                               16.07           14.43             1.2530                  --                     (2.38)
-------------------------------------------------------------------------------------------------------------------------------
1995                               14.43           15.81             0.5743                  --                     13.54
-------------------------------------------------------------------------------------------------------------------------------
1996                               15.81           17.57             0.5784                  --                     14.80
-------------------------------------------------------------------------------------------------------------------------------
1997                               17.57           16.14             2.4768                  --                      6.34
-------------------------------------------------------------------------------------------------------------------------------
1998                               16.14           17.15             0.8142                 0.0185                  11.61
-------------------------------------------------------------------------------------------------------------------------------
1999                               17.15           17.42             2.7044                  --                     18.19
-------------------------------------------------------------------------------------------------------------------------------
01/01/00-10/31/00                  17.42           15.77              --                     --                     (9.47)
-------------------------------------------------------------------------------------------------------------------------------
                                                            Total:  $8.7721                $0.0985
-------------------------------------------------------------------------------------------------------------------------------
                                                                           CUMULATIVE TOTAL RETURN AS OF 10/31/00: 123.46%
-------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                    NET ASSET VALUE
                                 -----------------------         CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING          DISTRIBUTED           DIVIDENDS PAID          TOTAL RETURN(1)
-------------------------------------------------------------------------------------------------------------------------------
08/25/95-12/31/95                 $15.83          $15.46            $0.5743                  --                      1.29%
-------------------------------------------------------------------------------------------------------------------------------
1996                               15.46           17.03             0.5784                  --                     13.91
-------------------------------------------------------------------------------------------------------------------------------
1997                               17.03           15.42             2.4768                  --                      5.49
-------------------------------------------------------------------------------------------------------------------------------
1998                               15.42           16.22             0.8142                  --                     10.67
-------------------------------------------------------------------------------------------------------------------------------
1999                               16.22           16.15             2.7044                  --                     17.13
-------------------------------------------------------------------------------------------------------------------------------
01/01/00-10/31/00                  16.15           14.54              --                     --                     (9.97)
-------------------------------------------------------------------------------------------------------------------------------
                                                            Total:  $7.1481                $0.0000
-------------------------------------------------------------------------------------------------------------------------------
                                                                           CUMULATIVE TOTAL RETURN AS OF 10/31/00:  42.03%
-------------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GLOBAL EQUITY FUND

PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                                 -----------------------         CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING          DISTRIBUTED           DIVIDENDS PAID          TOTAL RETURN(1)
-------------------------------------------------------------------------------------------------------------------------------
05/10/93-12/31/93                 $13.80          $15.99            $0.2100                  --                     17.39%
-------------------------------------------------------------------------------------------------------------------------------
1994                               15.99           14.23             1.2530                  --                     (3.12)
-------------------------------------------------------------------------------------------------------------------------------
1995                               14.23           15.46             0.5743                  --                     12.67
-------------------------------------------------------------------------------------------------------------------------------
1996                               15.46           17.03             0.5784                  --                     13.91
-------------------------------------------------------------------------------------------------------------------------------
1997                               17.03           15.43             2.4768                  --                      5.55
-------------------------------------------------------------------------------------------------------------------------------
1998                               15.43           16.24             0.8142                  --                     10.73
-------------------------------------------------------------------------------------------------------------------------------
1999                               16.24           16.19             2.7044                  --                     17.23
-------------------------------------------------------------------------------------------------------------------------------
01/01/00-10/31/00                  16.19           14.57              --                     --                    (10.01)
-------------------------------------------------------------------------------------------------------------------------------
                                                     Total:         $8.6111                $0.0000
-------------------------------------------------------------------------------------------------------------------------------
                                                                           CUMULATIVE TOTAL RETURN AS OF 10/31/00:  79.98%
-------------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the six months, one and five years ended October 31, 2000, and since inception, May 10, 1993, through October 31, 2000, Class Y shares had a cumulative total return of (8.24)%, 2.88%, 53.64% and 95.20%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 9/30/00

                                        6 Months     1 Year      5 Years   Inception(0)
                     CLASS A*            -10.79%      8.56%       8.60%       9.87%

    Before Deducting CLASS B**           -11.25       7.52        7.67        7.75
Maximum Sales Charge
                     CLASS C+            -11.10       7.72        7.76        8.75

                     CLASS Y++           -10.60       8.97        8.97        9.94

                     CLASS A*            -14.80       3.69        7.61        9.30
     After Deducting
Maximum Sales Charge CLASS B**           -15.69       2.95        7.39        7.62

                     CLASS C+            -11.99       6.80        7.76        8.75

     Past performance is no guarantee of future performance. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of one year or less have not been annualized. The performance data quoted assume reinvestment of all dividends and capital gains.

(0) Inception: since commencement of issuance on November 14, 1991 for Class A shares, August 25, 1995 for Class B shares and May 10, 1993 for Classes C and Y shares.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

PAINEWEBBER ASIA PACIFIC GROWTH FUND

PERFORMANCE RESULTS (UNAUDITED)

                                             NET ASSET VALUE                                      TOTAL RETURN(1)
                                 -----------------------------------------             ----------------------------------------
                                                                                          12 MONTHS            SIX MONTHS
                                 10/31/00        04/30/00         10/31/99             ENDED 10/31/00        ENDED 10/31/00
-------------------------------------------------------------------------------------------------------------------------------
Class A Shares                     $8.96          $11.22            $9.71                  (7.72)%                 (20.14)%
-------------------------------------------------------------------------------------------------------------------------------
Class B Shares                      8.72           10.96             9.52                  (8.40)                  (20.44)
-------------------------------------------------------------------------------------------------------------------------------
Class C Shares                      8.73           10.97             9.53                  (8.39)                  (20.42)
-------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                    NET ASSET VALUE
                                 ------------------------        CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING          DISTRIBUTED           DIVIDENDS PAID          TOTAL RETURN(1)
-------------------------------------------------------------------------------------------------------------------------------
03/25/97-12/31/97                 $12.50          $ 8.26              --                     --                    (33.92)%
-------------------------------------------------------------------------------------------------------------------------------
1998                                8.26            7.29              --                     --                    (11.74)
-------------------------------------------------------------------------------------------------------------------------------
1999                                7.29           12.20              --                     --                     67.35
-------------------------------------------------------------------------------------------------------------------------------
01/01/00-10/31/00                  12.20            8.96              --                     --                    (26.56)
-------------------------------------------------------------------------------------------------------------------------------
                                                         Total:     $0.0000                $0.0000
-------------------------------------------------------------------------------------------------------------------------------
                                                                           CUMULATIVE TOTAL RETURN AS OF 10/31/00: (28.32)%
-------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                    NET ASSET VALUE
                                 ------------------------        CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING          DISTRIBUTED           DIVIDENDS PAID          TOTAL RETURN(1)
-------------------------------------------------------------------------------------------------------------------------------
03/25/97-12/31/97                 $12.50         $  8.21              --                     --                    (34.32)%
-------------------------------------------------------------------------------------------------------------------------------
1998                                8.21            7.20              --                     --                    (12.30)
-------------------------------------------------------------------------------------------------------------------------------
1999                                7.20           11.95              --                     --                     65.97
-------------------------------------------------------------------------------------------------------------------------------
01/01/00-10/31/00                  11.95            8.72              --                     --                    (27.03)
-------------------------------------------------------------------------------------------------------------------------------
                                                         Total:     $0.0000                $0.0000
-------------------------------------------------------------------------------------------------------------------------------
                                                                           CUMULATIVE TOTAL RETURN AS OF 10/31/00: (30.24)%
-------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                                 ------------------------        CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING          DISTRIBUTED           DIVIDENDS PAID          TOTAL RETURN(1)
-------------------------------------------------------------------------------------------------------------------------------
03/25/97-12/31/97                 $12.50         $  8.21              --                     --                   (34.32)%
-------------------------------------------------------------------------------------------------------------------------------
1998                                8.21            7.20              --                     --                   (12.30)
-------------------------------------------------------------------------------------------------------------------------------
1999                                7.20           11.96              --                     --                    66.11
-------------------------------------------------------------------------------------------------------------------------------
01/01/00-10/31/00                  11.96            8.73              --                     --                   (27.01)
-------------------------------------------------------------------------------------------------------------------------------
                                                         Total:     $0.0000                $0.0000
-------------------------------------------------------------------------------------------------------------------------------
                                                                           CUMULATIVE TOTAL RETURN AS OF 10/31/00: (30.16)%
-------------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the six months and one year ended October 31, 2000 and since inception, March 13, 1998 through October 31, 2000, Class Y shares had a cumulative total return of (20.00)%, (7.44)% and 3.46%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The above data represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER ASIA PACIFIC GROWTH FUND


PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN, PERIODS ENDED 9/30/00

                                        6 Months     1 Year      Inception(0)
                     CLASS A*            -21.74%      2.97%         -6.89%

    Before Deducting CLASS B**           -22.08       2.05          -7.60
Maximum Sales Charge
                     CLASS C+            -21.98       2.27          -7.55

                     CLASS Y++           -21.69       3.19           4.58

                     CLASS A*            -25.29      -1.62          -8.10
     After Deducting
Maximum Sales Charge CLASS B**           -25.97      -2.95          -8.40

                     CLASS C+            -22.76       1.27          -7.55

     Past performance is no guarantee of future performance. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of one year or less have not been annualized. The performance data quoted assume reinvestment of all dividends and capital gains.
(0) Inception: since commencement of issuance on March 25, 1997 for Class A, B and C shares and March 13, 1998 for Class Y shares.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

PAINEWEBBER EMERGING MARKETS EQUITY FUND


PERFORMANCE RESULTS(UNAUDITED)

                                             NET ASSET VALUE                                      TOTAL RETURN(1)
                                 -----------------------------------------             ----------------------------------------
                                                                                          12 MONTHS            6 MONTHS
                                 10/31/00        04/30/00         10/31/99             ENDED 10/31/00        ENDED 10/31/00
-------------------------------------------------------------------------------------------------------------------------------
Class A Shares                     $7.72           $9.78            $8.79                 (12.17)%                 (21.06)%
-------------------------------------------------------------------------------------------------------------------------------
Class B Shares                      7.44            9.45             8.52                 (12.68)                  (21.27)
-------------------------------------------------------------------------------------------------------------------------------
Class C Shares                      7.36            9.35             8.43                 (12.69)                  (21.28)
-------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                    NET ASSET VALUE
                                 ------------------------        CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING          DISTRIBUTED           DIVIDENDS PAID          TOTAL RETURN(1)
-------------------------------------------------------------------------------------------------------------------------------
01/19/94-12/31/94                 $12.00          $10.49              --                     --                    (12.58)%
-------------------------------------------------------------------------------------------------------------------------------
1995                               10.49            9.26              --                   $0.0517                 (11.20)
-------------------------------------------------------------------------------------------------------------------------------
1996                                9.26            9.71              --                     --                      4.86
-------------------------------------------------------------------------------------------------------------------------------
1997                                9.71            9.27              --                     --                     (4.53)
-------------------------------------------------------------------------------------------------------------------------------
1998                                9.27            6.82              --                     --                    (26.43)
-------------------------------------------------------------------------------------------------------------------------------
1999                                6.82           11.01              --                     --                     61.44
-------------------------------------------------------------------------------------------------------------------------------
01/01/00-10/31/00                  11.01            7.72              --                     --                    (29.88)
-------------------------------------------------------------------------------------------------------------------------------
                                                        Total:      $0.0000                $0.0517
-------------------------------------------------------------------------------------------------------------------------------
                                                                           CUMULATIVE TOTAL RETURN AS OF 10/31/00: (35.29)%
-------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                    NET ASSET VALUE
                                 ------------------------        CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING          DISTRIBUTED           DIVIDENDS PAID          TOTAL RETURN(1)
-------------------------------------------------------------------------------------------------------------------------------
12/05/95-12/31/95                  $9.13         $  9.18              --                     --                      0.55%
-------------------------------------------------------------------------------------------------------------------------------
1996                                9.18            9.56              --                     --                      4.14
-------------------------------------------------------------------------------------------------------------------------------
1997                                9.56            9.06              --                     --                     (5.23)
-------------------------------------------------------------------------------------------------------------------------------
1998                                9.06            6.66              --                     --                    (26.49)
-------------------------------------------------------------------------------------------------------------------------------
1999                                6.66           10.66              --                     --                     60.06
-------------------------------------------------------------------------------------------------------------------------------
01/01/00-10/31/00                  10.66            7.44              --                     --                    (30.21)
-------------------------------------------------------------------------------------------------------------------------------
                                                        Total:      $0.0000                $0.0000
-------------------------------------------------------------------------------------------------------------------------------
                                                                           CUMULATIVE TOTAL RETURN AS OF 10/31/00: (18.51)%
-------------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                                 ------------------------        CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING          DISTRIBUTED           DIVIDENDS PAID          TOTAL RETURN(1)
-------------------------------------------------------------------------------------------------------------------------------
01/19/94-12/31/94                 $12.00          $10.42              --                     --                    (13.17)%
-------------------------------------------------------------------------------------------------------------------------------
1995                               10.42            9.18              --                   $0.0034                 (11.87)
-------------------------------------------------------------------------------------------------------------------------------
1996                                9.18            9.55              --                     --                      4.03
-------------------------------------------------------------------------------------------------------------------------------
1997                                9.55            9.04              --                     --                     (5.34)
-------------------------------------------------------------------------------------------------------------------------------
1998                                9.04            6.60              --                     --                    (26.99)
-------------------------------------------------------------------------------------------------------------------------------
1999                                6.60           10.55              --                     --                     59.85
-------------------------------------------------------------------------------------------------------------------------------
01/01/00-10/31/00                  10.55            7.36              --                     --                    (30.24)
-------------------------------------------------------------------------------------------------------------------------------
                                                        Total:      $0.0000                $0.0034
-------------------------------------------------------------------------------------------------------------------------------
                                                                           CUMULATIVE TOTAL RETURN AS OF 10/31/00: (38.64)%
-------------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

Note: The Fund offers Class Y shares to a limited group of eligible investors including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the six months ended, one and five years ended October 31, 2000 and since inception, January 19, 1994 through October 31, 2000, Class Y shares had a cumulative total return of (20.91)%, (11.92)%, (18.52)% and (34.25)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER EMERGING MARKETS EQUITY FUND

PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)


AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 9/30/00

                                        6 Months     1 Year      5 Years   Inception(0)
                     CLASS A*            -23.34%     -2.43%      -3.35%      -5.03%

    Before Deducting CLASS B**           -23.59      -3.10         NA        -2.37
Maximum Sales Charge
                     CLASS C+            -23.65      -3.13       -4.15       -5.79

                     CLASS Y++           -23.23      -2.06       -3.14       -4.81

                     CLASS A*            -26.80      -6.84       -4.24       -5.69
     After Deducting
Maximum Sales Charge CLASS B**           -27.41      -7.94         NA        -2.78

                     CLASS C+            -24.41      -4.10       -4.15       -5.79

     Past performance is no guarantee of future performance. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of one year or less have not been annualized. The performance data quoted assume reinvestment of all dividends and capital gains.
(0) Inception: since commencement of issuance on January 19, 1994 for Class A, C and Y shares and December 5, 1995 for Class B shares.
* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

PAINEWEBBER GLOBAL EQUITY FUND



PORTFOLIO OF INVESTMENTS                                        OCTOBER 31, 2000

NUMBER OF
 SHARES                                                        VALUE
---------                                                --------------
COMMON STOCKS--51.92%

AUSTRALIA--0.53%
BANKS--0.12%
   26,000  Commonwealth Bank of Australia ...........    $       386,914
                                                         ---------------
ELECTRICAL & ELECTRONICS--0.13%
   15,000  Brambles Industries Ltd. .................            391,095
                                                         ---------------
INSURANCE--0.13%
   43,000  AMP Ltd. .................................            387,607
                                                         ---------------
MEDIA--0.15%
   45,000  News Corp. Ltd. ..........................            470,714
                                                         ---------------
Total Australia Common Stocks .......................          1,636,330
                                                         ---------------
CHINA--0.22%
WIRELESS TELECOMMUNICATIONS--0.22%
   33,000  China Unicom* ............................            676,500
                                                         ---------------
FINLAND--1.12%
COMPUTER SOFTWARE--0.11%
   17,682  Tieto Corp. ..............................            339,862
                                                         ---------------
ELECTRICAL EQUIPMENT--1.01%
   76,637  Nokia AB OY ..............................          3,153,508
                                                         ---------------
Total Finland Common Stocks .........................          3,493,370
                                                         ---------------
FRANCE--8.26%
COMPUTER-BUSINESS SERVICES--0.31%
    5,932  Cap Gemini S.A. ..........................            946,373
                                                         ---------------
ENERGY SOURCES--1.26%
   27,401  Total Fina Elf S.A. (Class B) ............          3,920,371
                                                         ---------------
FINANCIAL SERVICES--0.98%
   19,907  Lyonnaise Des Eaux S.A. ..................          3,037,377
                                                         ---------------
FOOD RETAIL--0.90%
   26,127  Carrefour ................................          1,753,756
    6,595  Sodexho Alliance .........................          1,032,558
                                                         ---------------
                                                               2,786,314
                                                         ---------------
HEALTH & PERSONAL CARE--1.50%
   64,723  Rhone Poulenc S.A. .......................          4,668,537
                                                         ---------------
INDUSTRIAL SERVICES & SUPPLIES--1.11%
   48,082  Vivendi ..................................          3,455,963
                                                         ---------------
INSURANCE--1.12%
   26,135  AXA ......................................          3,459,795
                                                         ---------------
WATER--0.30%
   25,142  Vivendi Environnement* ...................            938,762
                                                         ---------------
WIRELESS TELECOMMUNICATIONS--0.78%
   39,895  Alcatel ..................................          2,434,168
                                                         ---------------
Total France Common Stocks ..........................         25,647,660
                                                         ---------------
GERMANY--1.01%
FINANCIAL SERVICES--1.01%
    9,285  Allianz AG ...............................          3,148,156
                                                         ---------------
GREECE--0.22%
BANKS--0.12%
   10,000  National Bank of Greece ..................    $       380,098
                                                         ---------------
ELECTRICAL EQUIPMENT--0.10%
    6,800  NICE Systems Ltd., ADR* ..................            317,900
                                                         ---------------
Total Greece Common Stocks ..........................            697,998
                                                         ---------------
HONG KONG--0.94%
BANKS--0.22%
  300,000  Bank of East Asia ........................            677,010
                                                         ---------------
REAL ESTATE--0.60%
   67,000  Cheung Kong Holdings Ltd. ................            740,960
   58,000  Hutchison Whampoa Ltd. ...................            721,375
   50,000  Sun Hung Kai Properties Ltd. .............            410,309
                                                         ---------------
                                                               1,872,644
                                                         ---------------
WIRELESS TELECOMMUNICATIONS--0.12%
   60,000  China Telecom Ltd.* ......................            384,665
                                                         ---------------
Total Hong Kong Common Stocks .......................          2,934,319
                                                         ---------------
IRELAND--0.53%
DRUGS & MEDICINE--0.53%
   32,000  Elan Corp. PLC, ADR*(1) ..................          1,662,005
                                                         ---------------
ISRAEL--0.13%
ELECTRICAL EQUIPMENT--0.13%
    7,521  Orbotech Ltd.* ...........................            398,143
                                                         ---------------
ITALY--1.88%
BANKS--0.46%
   86,993  San Paolo - IMI SPA ......................          1,410,006
                                                         ---------------
LIFE & HEALTH INSURANCE--0.37%
   85,473  Alleanza Assicuraz .......................          1,133,681
                                                         ---------------
LONG DISTANCE & PHONE COMPANIES--0.44%
  118,207  Telecom Italia SPA .......................          1,369,238
                                                         ---------------
SPECIALTY RETAIL--0.28%
  151,722  Autostrade SPA ...........................            881,947
                                                         ---------------
WIRELESS TELECOMMUNICATIONS--0.33%
  121,600  Telecom Italia Mobilare ..................          1,033,962
                                                         ---------------
Total Italy Common Stocks ...........................          5,828,834
                                                         ---------------
JAPAN--16.65%
APPAREL, RETAIL--0.21%
    2,700  Fast Retailing Co.(1) ....................            664,391
                                                         ---------------
CHEMICALS--1.48%
  261,000  Asahi Chemical Industries ................          1,616,973
   35,000  Shin Etsu Chemical Co. Ltd. ..............          1,437,016
  139,000  Sumitomo Bakelite(1) .....................          1,555,414
                                                         ---------------
                                                               4,609,403
                                                         ---------------

PAINEWEBBER GLOBAL EQUITY FUND



NUMBER OF
 SHARES                                                        VALUE
---------                                                --------------
COMMON STOCKS--(CONTINUED)
JAPAN--(CONTINUED)
COMPUTER-BUSINESS SERVICES--0.93%
   11,000  Benesse Corp. ............................    $       604,866
   32,000  Secom Co. Ltd. ...........................          2,281,630
                                                         ---------------
                                                               2,886,496
                                                         ---------------
COMPUTER SOFTWARE--0.46%
   47,000  MKC Stat .................................            775,329
    7,000  Trend Micro Inc* .........................            660,770
                                                         ---------------
                                                               1,436,099
                                                         ---------------
CONSTRUCTION, REAL PROPERTY--0.23%
  115,000  Daiwa House Industries ...................            721,945
                                                         ---------------
DATA PROCESSING & REPRODUCTION--0.86%
   67,000  Canon Inc. ...............................          2,658,754
                                                         ---------------
DIVERSIFIED RETAIL--0.73%
   30,000  Ito Yokado Co. Ltd. ......................          1,355,451
   62,000  Marui Co. Ltd. ...........................            914,814
                                                         ---------------
                                                               2,270,265
                                                         ---------------
DRUGS & MEDICINE--1.20%
   41,000  Taisho Pharmaceutical Co. ................          1,179,856
   56,000  Yamanouchi Pharmaceutical ................          2,535,307
                                                         ---------------
                                                               3,715,163
                                                         ---------------
ELECTRICAL & ELECTRONICS--0.60%
   23,200  Sony Corp. ...............................          1,854,044
                                                         ---------------
ELECTRICAL EQUIPMENT--1.49%
   28,000  Fuji Photo Film Co .......................          1,039,271
  195,000  Hitachi Ltd. .............................          2,090,913
   11,400  Matsushita Communication .................          1,494,020
                                                         ---------------
                                                               4,624,204
                                                         ---------------
ELECTRONIC COMPONENTS--1.10%
   74,000  Fujitsu ..................................          1,318,389
    6,600  Kyocera Corp. ............................            858,910
   11,700  Mabuchi Motor Co. ........................          1,250,259
                                                         ---------------
                                                               3,427,558
                                                         ---------------
ELECTRONIC COMPONENTS & INSTRUMENTS--0.71%
  120,000  Sumitomo Electric Industries Ltd. ........          2,216,011
                                                         ---------------
ENTERTAINMENT & LEISURE--0.27%
   33,000  Namco ....................................            852,862
                                                         ---------------
FINANCIAL SERVICES--0.75%
117,000,000 Sanwa International Finance .............          1,007,928
   13,300  Takefuji Corp. ...........................          1,316,409
                                                         ---------------
                                                               2,324,337
                                                         ---------------
FOOD & HOUSEHOLD PRODUCTS--0.21%
   24,000  Familymart Co. ...........................            635,660
                                                         ---------------
JAPAN--(CONCLUDED)
HOUSEHOLD PRODUCTS--0.65%
   67,000  Kao Corp. ................................    $     2,007,882
                                                         ---------------
LONG DISTANCE & PHONE COMPANIES--0.85%
      289  Nippon Telephone & Telegraph Co. .........          2,630,042
                                                         ---------------
MANUFACTURING-GENERAL--0.45%
  360,000  Mitsubishi Heavy Industry ................          1,398,891
                                                         ---------------
MEDIA--0.45%
   66,000  Nomura Securities Co. Ltd. ...............          1,400,266
                                                         ---------------
MOTOR VEHICLES--0.61%
   60,000  Bridgestone Corp. ........................            594,968
   38,000  Honda Motor Co. ..........................          1,312,927
                                                         ---------------
                                                               1,907,895
                                                         ---------------
OTHER INSURANCE--0.14%
   85,000  Mitsui Marine & Fire .....................            431,563
                                                         ---------------
PRINTING-COMMERCIAL--0.52%
  184,000  Toppan Printing Co. ......................          1,625,588
                                                         ---------------
SEMICONDUCTOR--0.77%
    9,500  Rohm Co. Ltd. ............................          2,395,133
                                                         ---------------
WIRELESS TELECOMMUNICATIONS--0.98%
      123  NTT Mobile Communication .................          3,032,305
                                                         ---------------
Total Japan Common Stocks ...........................         51,726,757
                                                         ---------------
MEXICO--1.53%
DIVERSIFIED RETAIL--0.31%
  400,000  Wal-Mart de Mexico Series V* .............            962,092
                                                         ---------------
FINANCIAL SERVICES--0.14%
  285,000  Grupo Financiero Banamex*                             442,886
                                                         ---------------
LONG DISTANCE & PHONE COMPANIES--0.61%
   35,000  Telefonos de Mexico, S.A. de C.V., ADR ...          1,887,812
                                                         ---------------
MEDIA--0.47%
   27,000  Grupo Televisa, S.A. de C.V., ADR* .......          1,461,375
                                                         ---------------
Total Mexico Common Stocks ..........................          4,754,165
                                                         ---------------
NETHERLANDS--2.41%
BANKS--0.39%
   17,730  ING Groep NV .............................          1,217,497
                                                         ---------------
PUBLISHING--1.68%
  114,463  Elsevier N.V. ............................          1,461,857
   79,896  VNU NV ...................................          3,762,887
                                                         ---------------
                                                               5,224,744
                                                         ---------------
SEMICONDUCTOR--0.34%
   26,440   Koninklijke Philips Electronics N.V. ....          1,039,057
                                                         ---------------
Total Netherlands Common Stocks .....................          7,481,298
                                                         ---------------

PAINEWEBBER GLOBAL EQUITY FUND



NUMBER OF
 SHARES                                                        VALUE
---------                                                --------------
COMMON STOCKS--(CONCLUDED)
POLAND--0.16%
OIL REFINING--0.16%
   65,000  Polski Koncern Naftowy Orlen S.A. ........    $       500,500
                                                         ---------------
SINGAPORE--0.41%
BANKS--0.20%
  130,000  Overseas Union Bank ......................            629,163
                                                         ---------------
FINANCIAL SERVICES--0.21%
   55,000  DBS Group Holdings .......................            648,238
                                                         ---------------
Total Singapore Common Stocks .......................          1,277,401
                                                         ---------------
SOUTH AFRICA--0.17%
DIVERSIFIED INDUSTRIALS--0.07%
   43,000  Barlow Ltd. ..............................            224,619
                                                         ---------------
MINING--0.10%
    7,450  Anglo American Platinum ..................            290,642
                                                         ---------------
Total South Africa Common Stocks ....................            515,261
                                                         ---------------
SPAIN--2.33%
AIRLINES--0.32%
  120,438  Amadeus Global Travel* ...................            984,222
                                                         ---------------
BANKS--1.29%
  145,577  Banco Bilbao Vizcaya .....................          1,939,526
  213,307  Banco Santander Central
             Hispanome ..............................          2,067,162
                                                         ---------------
                                                               4,006,688
                                                         ---------------
LONG DISTANCE & PHONE COMPANIES--0.72%
   23,300  Telefonica S.A.* .........................            444,285
   30,838  Telefonica S.A., ADR* ....................          1,786,677
                                                         ---------------
                                                               2,230,962
                                                         ---------------
Total Spain Common Stocks ...........................          7,221,872
                                                         ---------------
SWEDEN--1.65%
BANKS--0.40%
   85,000  Forenings Sparbanken AB ..................          1,220,690
                                                         ---------------
WIRELESS TELECOMMUNICATIONS--1.25%
  292,188  Ericsson LM B Shares .....................          3,889,095
                                                         ---------------
Total Sweden Common Stocks ..........................          5,109,785
                                                         ---------------
SWITZERLAND--1.23%
INSURANCE--1.23%
    7,892  Zurich Financial Services Group* .........          3,819,560
                                                         ---------------
UNITED KINGDOM--10.54%
BUSINESS & PUBLIC SERVICES--0.31%
   72,400  WPP Group PLC ............................            971,701
                                                         ---------------
UNITED KINGDOM--(CONCLUDED)
COMPUTER SOFTWARE--1.20%
  270,000  Sage Group ...............................    $     1,970,534
  140,000  Sema Group ...............................          1,767,256
                                                         ---------------
                                                               3,737,790
                                                         ---------------
CONSTRUCTION, REAL PROPERTY--0.54%
  210,000  Shell Transportation & Trading Co. .......          1,689,558
                                                         ---------------
DIVERSIFIED RETAIL--0.11%
   55,000  Kingfisher ...............................            328,785
                                                         ---------------
DRUGS & MEDICINE--1.18%
  126,880  Glaxo Wellcome PLC .......................          3,652,473
                                                         ---------------
FINANCIAL SERVICES--2.32%
  120,000  3I Group .................................          2,724,883
  170,000  HSBC Holdings ............................          2,422,214
  160,000  Smithkline Beecham .......................          2,066,152
                                                         ---------------
                                                               7,213,249
                                                         ---------------
LIFE & HEALTH INSURANCE--0.61%
  140,000   Prudential PLC ..........................          1,883,042
                                                         ---------------
OIL REFINING--0.35%
  128,832  BP Amoco .................................          1,092,598
                                                         ---------------
SEMICONDUCTOR--0.55%
  135,610  Marconi ..................................          1,711,840
                                                         ---------------
WIRELESS TELECOMMUNICATIONS--3.37%
   96,076  Cable & Wireless PLC .....................          1,359,164
  140,000  Energis* .................................          1,197,468
1,899,313  Vodafone Group PLC .......................          7,902,276
                                                         ---------------
                                                              10,458,908
                                                         ---------------
Total United Kingdom Common Stocks ..................         32,739,944
                                                         ---------------
Total Common Stocks (cost--$159,993,876) ............        161,269,858
                                                         ---------------
PREFERRED STOCKS--1.30%
BRAZIL--1.30%
AEROSPACE & DEFENSE--0.37%
   40,000  Embraer Empresa Brasileira
             de Aeronautica S.A. ....................          1,157,500
                                                         ---------------
OIL EXPLORATION & PRODUCTION--0.66%
   70,000  Petroleo Brasileiro S.A.* ................          2,034,375
                                                         ---------------
WIRELESS TELECOMMUNICATIONS--0.27%
   52,000  Embratel Participacoes S.A., ADR .........            841,750
                                                         ---------------
Total Brazil Preferred Stocks .......................          4,033,625
                                                         ---------------
Total Preferred Stocks (cost--$4,030,376) ...........          4,033,625
                                                         ---------------

PAINEWEBBER GLOBAL EQUITY FUND

 PRINCIPAL
  AMOUNT
   (000)                                                                   MATURITY DATES    INTEREST RATES         VALUE
----------                                                                 --------------    -------------          -----
U.S. AGENCY OBLIGATIONS--34.53%
 $ 87,490  Federal Home Loan Bank Consolidated Discount Notes++ ++ ++ ..      11/10/00           6.370%         $ 87,350,672
   20,000  Federal National Mortgage Association Discount Notes ........      11/30/00           6.400            19,896,889
                                                                                                                 -----------
Total U.S. Agency Obligations (cost--$107,247,561) ........................................................      107,247,561
                                                                                                                 -----------
Total Investments (cost--$271,271,813) ....................................................................      272,551,044
                                                                                                                 -----------

REPURCHASE AGREEMENTS--10.89%
    5,679  Repurchase Agreement dated 10/31/00 with Dresdner Bank
            AG, collaterized by $4,860,000 U.S. Treasury Bonds,
            7.500% due 11/15/16; (value--$5,792,843); proceeds:
            $5,680,033 ................................................       11/01/00           6.550             5,679,000
   14,156  Repurchase Agreement dated 10/31/00 with Societe Generale, collaterized by $15,568,000 U.S. Treasury Bonds, 5.250%
            due 02/15/29; (value--$14,439,320); proceeds: $14,158,572 .       11/01/00           6.540            14,156,000
   14,000  Repurchase Agreement dated 10/31/00 with Zions Bancorp, collaterized by $14,720,000 U.S. Treasury Bills, 6.500%
            due 04/26/01; (value--$14,281,344); proceeds: $14,002,539 .       11/01/00           6.530            14,000,000
                                                                                                                 -----------
Total Repurchase Agreements (cost--$33,835,000) ...........................................................       33,835,000
                                                                                                                 -----------
Total Investments and Repurchase Agreements (cost--$305,106,813)--98.64% ..................................      306,386,044
Other assets in excess of liabilities--1.36% ..............................................................        4,219,242
                                                                                                                 -----------
Net Assets--100.00% .......................................................................................     $310,605,286
                                                                                                                 ===========

*        Non-income producing security.
ADR      American Depository Receipt
(1) Security, or portion thereof, was on loan at October 31, 2000. ++ ++ ++ Entire or partial amount pledged as collateral for futures and transactions.

FUTURES CONTRACTS

                                                                                                      UNREALIZED
  NUMBER OF                                                               IN          EXPIRATION     APPRECIATION
  CONTRACTS              OUTSTANDING FUTURES CONTRACTS               EXCHANGE FOR        DATES      (DEPRECIATION)
----------- -------------------------------------------------------- ------------     ----------   ---------------
      5     CAC40 Ten Euro (France)                                  $   279,334       Nov 2000    $     (6,354)
      1     DAX Index (Germany)                                          154,742       Dec 2000          (3,544)
      6     FTSE Index (United Kingdom)                                  570,957       Dec 2000          (6,093)
      1     Hang Seng Index (Hong Kong)                                   96,721       Nov 2000            (277)
      1     IBEX Plus (Spain)                                             88,084       Nov 2000             228
     381    S&P 500 (United States)                                  134,033,251       Dec 2000       3,145,799
      1     SPI Futures (Australia)                                       42,531       Dec 2000             261
      4     Topix Index (Japan)                                          500,911       Dec 2000          12,053
                                                                                                   ------------
                                                                                                   $  3,142,073
                                                                                                   ============

The face value of futures purchased  as a percentage of net assets--44.7%


                 See accompanying notes to financial statements

PAINEWEBBER ASIA PACIFIC GROWTH FUND


PORTFOLIO OF INVESTMENTS                            OCTOBER 31, 2000

  NUMBER OF
   SHARES                                                VALUE
   ------                                             ----------
COMMON STOCKS--96.58%

AUSTRALIA--20.98%
BANKS--3.80%
    35,400   Commonwealth Bank of Australia .......   $  526,799
    27,000   National Australia Bank Ltd. .........      375,078
                                                      ----------
                                                         901,877
                                                      ----------
BREWERIES, PUBS, & RESTAURANTS--1.35%
   142,000   Foster's Brewing Group Ltd. ..........      321,657
                                                      ----------
COMPUTER SOFTWARE--0.65%
    35,800   Securenet Ltd.* ......................      154,950
                                                      ----------
DIVERSIFIED INDUSTRIALS--3.21%
    77,739   Broken Hill Proprietary Co. Ltd. .....      753,536
    19,435   OneSteel Ltd.* .......................        9,268
                                                      ----------
                                                         762,804
                                                      ----------
DIVERSIFIED INDUSTRIES--0.97%
    58,000   Woolworths Ltd. ......................      231,074
                                                      ----------
EXTRACTIVE INDUSTRIES--0.48%
    31,400   Coles Myer Ltd. ......................      113,771
                                                      ----------
HEALTH/PERSONAL CARE--0.58%
    51,500   Mayne Nickless Ltd. ..................      136,679
                                                      ----------
LEISURE & HOTELS--0.96%
    42,100   TABCORP Holdings Ltd. ................      228,875
                                                      ----------
MEDIA--3.82%
    86,700   News Corp. Ltd. ......................      906,908
                                                      ----------
MINING--1.97%
     8,700   Brambles Industries Ltd. .............      225,568
    17,700   Rio Tinto Ltd. .......................      242,967
                                                      ----------
                                                         468,535
                                                      ----------
OIL EXPLORATION & PRODUCTION--0.61%
    19,700   Woodside Petroleum Ltd. ..............      143,982
                                                      ----------
PHARMACEUTICALS--0.78%
    10,400   CSL Ltd. .............................      185,003
                                                      ----------
REAL ESTATE--1.80%
    36,500   Lend Lease Corp. Ltd. ................      427,303
                                                      ----------
Total Australia Common Stocks .....................    4,983,418
                                                      ----------
HONG KONG--29.03%
BANKS--5.82%
    68,000   Bank of East Asia ....................      153,455
   140,000   Cosco Pacific Ltd. ...................      103,218
    47,500   Dao Heng Bank Group ..................      239,967
   114,000   Hong Kong Exchange ...................      198,795
    65,000   Hong Kong Land Holdings Ltd. .........      120,250
    40,800   HSBC Holdings PLC ....................      567,611
                                                      ----------
                                                       1,383,296
                                                      ----------
COMMUNICATIONS--5.28%
     9,400   Asia Global Crossing Ltd. (1)* .......       65,800
   108,000   China Mobile* ........................      692,397

HONG KONG--(CONCLUDED)
   145,000   China Unicom Ltd. * ..................   $  290,967
   176,000   Global Technology Holdings ...........      204,231
                                                      ----------
                                                       1,253,395
                                                      ----------
FINANCIAL--0.58%
    32,000   Dah Sing Financial ...................      137,453
                                                      ----------
REAL ESTATE--14.29%
    50,000   Cheung Kong Holdings Ltd. ............      552,956
   253,000   China Resources Developement
             Enterprises, Ltd. ....................      287,094
   106,800   Hutchison Whampoa Ltd. ...............    1,328,324
    82,000   Sun Hung Kai Properties Ltd. .........      672,907
   272,000   Wharf Ltd. ...........................      554,533
                                                      ----------
                                                       3,395,814
                                                      ----------
SERVICES--1.11%
    48,000   Television Broadcasting Ltd. .........      262,803
                                                      ----------
SHIPPING--0.68%
   234,000   China Merchants Holdings International      162,021
                                                      ----------
TRANSPORTATION--1.27%
   167,000   Cathay Pacific Air ...................      302,994
                                                      ----------
Total Hong Kong Common Stocks .....................    6,897,776
                                                      ----------
INDIA--6.24%
CHEMICALS--0.97%
    35,700   Reliance Industries Ltd. .............      231,027
                                                      ----------
HEALTH/PERSONAL CARE--0.76%
    49,000   Hindustan Lever ......................      181,638
                                                      ----------
OIL EXPLORATION & PRODUCTION--0.11%
    11,050   Hindustan Petroleum Corp. ............       25,228
                                                      ----------
OIL & GAS--0.27%
    17,500   Bharat Petroleum Corp. ...............       64,460
                                                      ----------
PHARMACEUTICALS--0.69%
    11,050   Ranbaxy Laboratories Ltd. ............      164,505
                                                      ----------
SUPPORT SERVICES--2.48%
     3,850   Infosys Technologies Ltd. ............      589,224
                                                      ----------
TELECOMMUNICATIONS--0.96%
    41,600   MahanagarTelephone Nigam Ltd. ........      125,213
    22,500   Videsh Sanchar Nigam Ltd. ............      101,345
                                                      ----------
                                                         226,558
                                                      ----------
Total India Common Stocks .........................    1,482,640
                                                      ----------
INDONESIA--0.90%
COMMUNICATIONS--0.44%
   406,680   P.T. Telekomunikasi Indonesia ........      104,277
                                                      ----------
FOODS--0.46%
    93,500   H.M. Sampoerna .......................      109,882
                                                      ----------
Total Indonesia Common Stocks .....................      214,159
                                                      ----------

PAINEWEBBER ASIA PACIFIC GROWTH FUND

  NUMBER OF
   SHARES                                                VALUE
   ------                                             ----------
COMMON STOCKS--(CONCLUDED)

KOREA--12.64%
BANKS--3.05%
   45,382   Kookmin Bank ..........................   $  518,651
   20,500   Shinhan Bank ..........................      205,451
                                                      ----------
                                                         724,102
                                                      ----------
COMMUNICATIONS--3.45%
     300    Korea Telecom .........................       17,670
   7,500    Korea Telecom, ADR ....................      276,562
   1,620    SK Telecom Ltd. .......................      345,363
   7,210    SK Telecom Ltd., ADS ..................      180,701
                                                      ----------
                                                         820,296
                                                      ----------
ELECTRICAL APPLIANCES--3.12%
    5,914   Samsung Electronics Corp. .............      740,875
                                                      ----------
ELECTRICITY & GAS--3.02%
   32,200   Korea Electric Power Corp. ............      719,015
                                                      ----------
Total Korea Common Stocks .........................    3,004,288
                                                      ----------
MALAYSIA--5.14%
BANKS--1.66%
   98,500   Malayan Banking Berhad ................      394,000
                                                      ----------
COMMUNICATIONS--0.56%
   89,000   Digi.com Berhad* ......................      133,500
                                                      ----------
CONSTRUCTION--0.75%
  156,000   Gamuda Berhad .........................      178,989
                                                      ----------
DISTRIBUTORS--0.21%
    5,400   British American Tobacco ..............       49,382
                                                      ----------
ELECTRICITY & GAS--0.90%
   66,000   Tenaga Nasional Berhad ................      213,631
                                                      ----------
MISCELLANEOUS FINANCIAL--0.58%
  151,000   Arab Malaysian Finance Berhad .........      139,079
                                                      ----------
MISCELLANEOUS MANUFACTURING--0.48%
   20,000   Malaysian Pacific Industries Berhad ...      113,158
                                                      ----------
Total Malaysia Common Stocks ......................    1,221,739
                                                      ----------
PHILIPPINES--0.72%
COMMUNICATIONS--0.44%
    6,900   Philippine Long Distance Telephone Co..      104,545
                                                      ----------
ELECTRICITY & GAS--0.28%
   81,360   Manila Electric Co. ...................       66,806
                                                      ----------
Total Philippines Common Stocks ...................      171,351
                                                      ----------
SINGAPORE--8.77%
BANKS--3.19%
   64,339   DBS Group Holdings ....................      758,309
                                                      ----------
ELECTRICAL APPLIANCES--0.49%
   27,000   Chartered Semiconductors* .............      116,836
                                                      ----------
HEALTH/PERSONAL CARE--0.37%
   43,000   Parkway Holdings Ltd. .................       88,140
                                                      ----------

SINGAPORE--(CONCLUDED)
MISCELLANEOUS MANUFACTURING--0.53%
   13,000   Venture Manufacturing Ltd.                $  125,833
                                                      ----------
REAL ESTATE--1.39%
   46,000   City Development Ltd. .................      212,151
  153,000   Wing Tai Holdings Ltd. ................      118,476
                                                      ----------
                                                         330,627
                                                      ----------
SERVICES--0.88%
   14,642   Singapore Press Holdings ..............      209,255
                                                      ----------
SHIPPING--0.48%
   21,000   Sembcorp Logistics Ltd. ...............      113,591
                                                      ----------
TRANSPORTATION--1.44%
   34,000   Singapore International Airlines ......      340,716
                                                      ----------
Total Singapore Common Stocks .....................    2,083,307
                                                      ----------
TAIWAN--10.87%
CHEMICALS--1.35%
  267,848   Nan Ya Plastic ........................      319,262
                                                      ----------
COMMERCE/INDUSTRIAL--1.05%
   50,121   Asustek Computer Inc. .................      249,829
                                                      ----------
ELECTRICAL APPLIANCES--8.47%
  276,812   Acer Inc. .............................      229,677
   96,000   Compeq Manufacturing Ltd. .............      362,600
   73,450   Macronix International ................      104,604
  433,817   Taiwan Semiconductor
            Manufacturing Company Ltd. ............    1,316,225
                                                      ----------
                                                       2,013,106
                                                      ----------
Total Taiwan Common Stocks ........................    2,582,197
                                                      ----------
THAILAND--1.29%
COMMUNICATIONS--1.00%
   10,000   Advanced Information Service PLC* .....       82,254
  257,500   TelecomAsia Corp. PLC (1)* ............      155,050
                                                      ----------
                                                         237,304
                                                      ----------
CONSTRUCTION--0.29%
    7,300   Siam Cement Co.* ......................       68,671
                                                      ----------
Total Thailand Common Stocks ......................      305,975
                                                      ----------
Total Common Stocks (cost--$21,541,357) ...........   22,946,850
                                                      ----------
  NUMBER OF
   RIGHTS
------------
RIGHTS--0.00%
THAILAND--0.00%
COMMUNICATIONS--0.00%
   81,316   TelecomAsia Corp. PLC (cost--$0) ......            0
                                                      ----------

PAINEWEBBER ASIA PACIFIC GROWTH FUND

   PRINCIPAL
    AMOUNT
     (000)                                                                     MATURITY DATE       INTEREST RATE         VALUE
     -----                                                                     -------------       -------------         -----
REPURCHASE AGREEMENT--3.35%
$  795   Repurchase Agreement dated 10/31/00 with State Street Bank &
           Trust Company, collateralized by $805,000
           U.S. Treasury Notes, 6.125% due 08/31/02 (value--$815,063);
           proceeds: $795,144 (cost--$795,000) .............................     11/01/00              6.500%        $   795,000
                                                                                                                     -----------
Total Investments and Repurchase Agreement (cost--$22,336,357)--99.93% .....                                          23,741,850
Other assets in excess of liabilities--0.07% ...............................                                              16,959
                                                                                                                     -----------
Net Assets--100.00% ........................................................                                         $23,758,809
                                                                                                                     ===========

-------------------
*    Non-income producing securities
ADR  American Depository Receipt
ADS  American Depository Shares
(1)  Security, or portion thereof, was on loan at October 31, 2000.


                See accompanying notes to financial statements.

PAINEWEBBER EMERGING MARKETS EQUITY FUND


PORTFOLIO OF INVESTMENTS                                        OCTOBER 31, 2000


  NUMBER OF
   SHARES                                                VALUE
   ------                                             ----------
COMMON STOCKS--82.99%

ARGENTINA--0.24%
BEVERAGES--0.24%
   1,700   Quilmes Industrial S.A., ADR ...........     $ 14,025
                                                      ----------
BRAZIL--1.95%
BREWERIES, PUBS, & RESTAURANTS--0.73%
   1,200   Companhia Brasileire
             de Distribuicao, ADR .................       42,750
                                                      ----------
MEDIA--0.46%
   1,800   Aracruz Celulose S.A., ADR .............       27,000
                                                      ----------
OIL EXPLORATION & PRODUCTION--0.40%
     800   Petroleo Brasileiro S.A. (Petrobras) ...       23,174
                                                      ----------
TELECOMMUNICATIONS--0.36%
     150   Brasil Telecom Participacoes, ADR ......        8,128
     300   Telecomunicacoes Brasileiras
             S.A., ADR ............................            0
     400   Telesp Celular Participacoes, ADR ......       12,650
                                                      ----------
                                                          20,778
                                                      ----------
Total Brazil Common Stocks ........................      113,702
                                                      ----------
CHILE--3.21%
BANKS--0.22%
     660   Banco Santiago, ADR ....................       13,035
                                                      ----------
BREWERIES, PUBS, & RESTAURANTS--0.56%
   1,700   Compania Cervecerias Unidas
             S.A., ADR ............................       32,831
                                                      ----------
ELECTRICITY--1.03%
   2,482   Enersis S.A., ADR ......................       44,055
   1,300   Gener S.A., ADR ........................       15,763
                                                      ----------
                                                          59,818
                                                      ----------
RETAILERS, FOOD--0.49%
   1,600   Distribucion Y Servicio D&S, ADR .......       28,600
                                                      ----------
TELECOMMUNICATIONS--0.91%
   3,465   Compania de Telecomunicaciones
             de Chile S.A., ADR ...................       52,842
                                                      ----------
Total Chile Common Stocks .........................      187,126
                                                      ----------
CHINA--0.94%
OILS--0.94%
 279,000   China Petrolium & Chemicals ............       54,734
                                                      ----------
CZECH REPUBLIC--0.57%
BANKS--0.00%
       1   Komercni Banka AS, GDR .................            7
                                                      ----------
ELECTRICITY--0.24%
   5,700   Ceske Energeticke Zavody AS ............       13,860
                                                      ----------
TELECOMMUNICATIONS--0.33%
   1,450   Cesky Telecom ..........................       19,070
                                                      ----------
Total Czech Republic Common Stocks ................       32,937
                                                      ----------


EGYPT--0.31%
TELECOMMUNICATIONS--0.31%
     910   Mobinil ................................     $ 18,003
                                                      ----------
GREECE--1.96%
BANKS--0.26%
     415   Alpha Bank .............................       15,338
                                                      ----------
BEVERAGE/TOBACCO MANUFACTURING--0.38%
   1,600   Coca Cola Hellenic Bottling
             Company ..............................       21,871
                                                      ----------
TELECOMMUNICATIONS--1.32%
   1,600   Cosmote Mobile Telecom, GDR ............       11,995
   3,050   Hellenic Telecommunications
             Organization SA ......................       53,278
     800   Stet Hellas
             Telecommunications, ADR* .............       11,600
                                                      ----------
                                                          76,873
                                                      ----------
Total Greece Common Stocks ........................      114,082
                                                      ----------
HONG KONG--7.85%
TELECOMMUNICATIONS--7.65%
  33,000   China Mobile* ..........................      211,566
 117,000   China Unicom* ..........................      234,780
                                                      ----------
                                                         446,346
                                                      ----------
ELECTRICAL APPLIANCES--0.20%
  14,000   Legend Holdings Ltd. ...................       11,847
                                                      ----------
Total Hong Kong Common Stocks .....................      458,193
                                                      ----------
HUNGARY--1.16%
BANKS--0.29%
     377   OTP Bank Reg S, GDR ....................       17,210
                                                      ----------
UTILITIES--0.87%
   2,150   Matav RT, ADR ..........................       50,525
                                                      ----------
Total Hungary Common Stocks .......................       67,735
                                                      ----------
INDIA--5.62%
BANKS--0.70%
   7,703   HDFC Bank ..............................       41,101
                                                      ----------
HOUSEHOLD GOODS & TEXTILES--0.56%
   8,500   Hindustan Lever ........................       31,509
     200   Reliance Industry ......................        1,294
                                                      ----------
                                                         32,803
                                                      ----------
PHARMACEUTICALS--0.77%
   3,000   Ranbaxy Laboratories Ltd. ..............       44,662
                                                      ----------

  NUMBER OF
   SHARES                                                VALUE
   ------                                             ----------
COMMON STOCKS--(CONTINUED)
INDIA--(CONCLUDED)
SUPPORT SERVICES--3.03%
   1,050   Infosys Technologies Ltd. ..............   $  160,698
   2,500   Satyam Computer ........................       16,397
                                                      ----------
                                                         177,095
                                                      ----------
TELECOMMUNICATIONS--0.50%
   2,900   Mahanagar Telephone Nigam Ltd. .........        8,729
   4,566   Videsh Sanchar Nigam Ltd. ..............       20,566
                                                      ----------
                                                          29,295
                                                      ----------
TOBACCO--0.06%
     200   ITC Ltd ................................        3,252
                                                      ----------
Total India Common Stocks .........................      328,208
                                                      ----------
INDONESIA--0.87%
TELECOMMUNICATIONS--0.27%
  61,040   P.T. Telekomunikasi Indonesia ..........       15,651
                                                      ----------
FOODS--0.60%
  22,000   H.M. Sampoerna .........................       25,855
 115,000   Indofoods Sukses Makmur* ...............        9,522
                                                      ----------
                                                          35,377
                                                      ----------
Total Indonesia Common Stocks                             51,028
                                                      ----------
ISRAEL--6.03%
BANKS--2.02%
  31,300   Bank Hapoalim Ltd. .....................       79,176
  19,700   Bank Leumi .............................       38,696
                                                      ----------
                                                         117,872
                                                      ----------
COMPUTER SOFTWARE--1.79%
     660   Check Point Software Tech Ltd. .........      104,527
                                                      ----------
ELECTRONICS--0.25%
     310   NICE-Systems Ltd., ADR* ................       14,493
                                                      ----------
FOOD & DRUG RETAILERS--0.32%
   2,020   Blue Square Israel Ltd., ADR ...........       18,685
                                                      ----------
PHARMACEUTICALS--1.11%
   1,100   Teva Pharmaceutical Industries
             Ltd., ADS ............................       65,038
                                                      ----------
TELECOMMUNICATIONS--0.54%
     900   ECI Telecommunications Ltd., ADR .......       21,262
     200   Gilat Satellite Networks Ltd.* .........       10,238
                                                      ----------
                                                          31,500
                                                      ----------
Total Israel Common Stocks ........................      352,115
                                                      ----------
KOREA--11.30%
BANKS--1.43%
   3,832   Kookmin Bank ...........................   $   43,794
   3,980   Shinhan Bank ...........................       39,888
                                                      ----------
                                                          83,682
                                                      ----------
TELECOMMUNICATIONS--1.75%
     480   SK Telecom .............................      102,330
                                                      ----------
ELECTRICAL APPLIANCES--3.35%
      37   Locus Corp. ............................          832
   1,554   Samsung Electronics Corp. ..............      194,677
                                                      ----------
                                                         195,509
                                                      ----------
ELECTRICITY & GAS--2.14%
   5,600   Korea Electric Power Corp. .............      125,046
                                                      ----------
TELECOMMUNICATIONS--2.63%
   2,600   Korea Telecom Corp. ....................      153,143
                                                      ----------
Total Korea Common Stocks .........................      659,710
                                                      ----------
MALAYSIA--2.91%
COMMERCE/INDUSTRIAL--0.13%
   6,800   AMMB Holdings Berhad ...................        7,623
                                                      ----------
COMMUNICATIONS--0.69%
  13,000   Telekom Malaysia .......................       40,026
                                                      ----------
CONSTRUCTION--0.46%
  19,000   United Engineers Malaysia Ltd. .........       27,000
                                                      ----------
ELECTRICITY & GAS--1.06%
  19,000   Tenaga Nasional Berhad .................       61,500
                                                      ----------
SERVICES--0.57%
   9,000   Genting Berhad .........................       22,974
   6,000   Resorts World Berhad ...................       10,500
                                                      ----------
                                                          33,474
                                                      ----------
Total Malaysia Common Stocks ......................      169,623
                                                      ----------
MEXICO--9.56%
ALCOHOLIC BEVERAGES--0.66%
  14,500   Grupo Modelo S.A. de C.V. ..............       38,667
                                                      ----------
BANKS--1.20%
  35,100   Grupo Financiero Banamex ...............       54,545
  25,000   Grupo Financiero Bancomer ..............       15,477
                                                      ----------
                                                          70,022
                                                      ----------
BREWERIES, PUBS, & RESTAURANTS--0.55%
   8,500   Fomento Economico Mexicano,
             S.A. de C.V. Series B ................       32,356
                                                      ----------
BUILDING MATERIALS & MERCHANTS--0.85%
  11,789   Cemex, S.A. de C.V. ....................       49,560
                                                      ----------

PAINEWEBBER EMERGING MARKETS EQUITY FUND


  NUMBER OF
   SHARES                                                VALUE
   ------                                             ----------
COMMON STOCKS--(CONTINUED)
MEXICO--(CONCLUDED)
MEDIA--1.14%
   18,000  Grupo Televisa, S.A. de C.V. ...........   $   48,659
   330     Grupo Televisa, S.A. de C.V., GDS ......       17,861
                                                      ----------
                                                          66,520
                                                      ----------
METALS--0.60%
   2,300   Tubos de Acero de Mexico,
           S.A. de C.V., ADR ......................       34,983
                                                      ----------
PAPER, PACKAGING & PRINTING--0.39%
   8,900   Kimberly Clark de Mexico
           S.A. de C.V. ...........................       22,756
                                                      ----------
TELECOMMUNICATIONS--4.17%
   4,510   Telefonos de Mexico,
           S.A. de C.V., ADR ......................      243,258
                                                      ----------
Total Mexico Common Stocks ........................      558,122
                                                      ----------
PERU--0.50%
BANKS--0.38%
   3,000   Credicorp Ltd., ADR ....................       21,938
                                                      ----------
BUILDING & CONSTRUCTION--0.00%
   2   Cementos Norte Pacasmayo, S.A. .........            0
                                                      ----------
EXTRACTIVE INDUSTRIES--0.12%
   560     Compania de Minas
           Buenaventura, ADR ......................        7,210
                                                      ----------
Total Peru Common Stocks ..........................       29,148
                                                      ----------
PHILIPPINES--0.63%
COMMUNICATIONS--0.50%
   1,931   Philippine Long Distance Telephone Co. .       29,257
                                                      ----------
ELECTRICITY & GAS--0.13%
   9,433   Manila Electric Co. Class B ............        7,746
                                                      ----------
Total Philippines Common Stocks ...................       37,003
                                                      ----------
POLAND--1.52%
BANKS--0.18%
   600   Powszechny Bank Kredytowy, ADR .........       10,500
                                                      ----------
DIVERSIFIED HOLDINGS COMPANIES--0.44%
   3,220   Elektrim Spolka Akcyjna S.A.* ..........       25,502
                                                      ----------
METALS & MINING--0.29%
   1,570   Kghm Polska Miedz SA, GDR ..............       16,878
                                                      ----------
OIL & GAS--0.21%
   1,600   Polski Koncern Naftowy Orlen, ADR ......       12,320
                                                      ----------
UTILITIES--0.40%
   4,710   Telekomunikacja Polska S.A., ADR .......       23,314
                                                      ----------
Total Poland Common Stocks ........................       88,514
                                                      ----------
RUSSIA--2.60%
ELECTRICITY--0.80%
   3,240   Unified Energy System, GDR* ............       46,980
                                                      ----------
RUSSIA--(CONCLUDED)
OILS--1.31%
   1,460   Lukoil Holdings, ADR ...................   $   76,285
                                                      ----------
TELECOMMUNICATIONS--0.10%
   700   RosteleKom .............................        6,125
                                                      ----------
UTILITIES--0.39%
   818   Mobile Telesystems, ADR* ...............       22,597
                                                      ----------
Total Russia Common Stocks ........................      151,987
                                                      ----------
SOUTH AFRICA--7.79%
BANKS--0.54%
   39,800  African Bank Investments* ..............       31,528
                                                      ----------
DIVERSIFIED INDUSTRIALS--0.11%
   1,277   Barlow Ltd. ............................        6,671
                                                      ----------
ELECTRONIC & ELECTRICAL EQUIPMENT--0.65%
   4,415   Dimension Data Holdings Ltd. ...........       38,010
                                                      ----------
FINANCIAL SERVICES--0.73%
   47,250  First Rand Ltd. ........................       42,490
                                                      ----------
HOUSEHOLD GOODS & TEXTILES--0.47%
   56,362  Profurn Ltd. ...........................       27,578
                                                      ----------
INSURANCE--0.65%
   36,418  Sanlam Ltd. ............................       37,806
                                                      ----------
MEDIA--0.22%
   1,700   Naspers Ltd. ...........................       12,635
                                                      ----------
MINING--1.93%
   1,500   Anglo American Platinum Corp. ..........       58,518
   1,800   De Beers Centenary .....................       49,513
   400     Johnnic Holdings .......................        4,549
                                                      ----------
                                                         112,580
                                                      ----------
OIL EXPLORATION & PRODUCTION--1.09%
   8,275   Sasol Ltd. .............................       63,362
                                                      ----------
OTHER FINANCIAL--0.17%
   3,400   Fedsure Holdings Ltd. ..................        9,847
                                                      ----------
PAPER, PACKAGING & PRINTING--1.19%
   14,800  Nampak Ltd. ............................       21,530
   7,000   Sappi ..................................       47,952
                                                      ----------
                                                          69,482
                                                      ----------
RETAILERS, GENERAL--0.04%
   15,068  L.A. Retail Stores Ltd. .................       2,610
                                                      ----------
Total South Africa Common Stocks ..................      454,599
                                                      ----------
TAIWAN--8.78%
BANKS--0.27%
   25,000  China Trust Commercial Bank ............       15,867
                                                      ----------
COMMUNICATIONS--0.75%
   21,000  Taiwan Cellular ........................       43,885
                                                      ----------

PAINEWEBBER EMERGING MARKETS EQUITY FUND


  NUMBER OF
   SHARES                                                VALUE
   ------                                             ----------

COMMON STOCKS--(CONCLUDED)
TAIWAN--(CONCLUDED)
ELECTRICAL APPLIANCES--6.22%
   16,000  Advanced Semiconductor
           Engineering ............................   $   18,378
   10,000  Compal Electronics .....................       15,263
   17,400  Compeq Manufacturing Ltd. ..............       65,721
   10,000  Delta Electronics ......................       31,888
   46,000  Taiwan Semiconductor
           Manufacturing Company Ltd.* ............      139,567
   3,400   United Micro Electric ..................        6,000
   6,000   United Micro Electric, ADR .............       68,250
   2,500   Via Technologies Inc. ..................       17,957
                                                      ----------
                                                         363,024
                                                      ----------
MACHINERY/ENGINE SERVICES--0.20%
   2,200   Hon Hai Precision ......................       11,511
                                                      ----------
MISCELLANEOUS MANUFACTURING--0.48%
   5,947   Ambit Microsystems .....................       27,618
                                                      ----------
TEXTILES--0.86%
   61,000  Far East Textile .......................       50,235
                                                      ----------
Total Taiwan Common Stocks ........................      512,140
                                                      ----------
THAILAND--1.33%
COMMUNICATIONS--1.07%
   4,300   Advanced Information Service PLC* ......       35,370
   45,000  TelecomAsia Corporation PLC(1) .........       27,096
                                                      ----------
                                                          62,466
                                                      ----------
CONSTRUCTION--0.26%
   1,600   Siam Cement Co.* .......................       15,051
                                                      ----------
Total Thailand Common Stocks ......................       77,517
                                                      ----------
TURKEY--4.45%
BANKS--2.89%
3,760,690  T Garanti Bankasi* .....................       38,572
3,412,200  T Is Bankasi ...........................       64,995
7,502,451  Yapi ve Kredi Bankasi A.S. .............       64,858
                                                      ----------
                                                         168,425
                                                      ----------
BREWERY--0.25%
  250,951  Anadolu Efes* ..........................       14,708
                                                      ----------
COMMUNICATIONS--0.21%
  274,000  Turkcell Iletisim* .....................       12,044
                                                      ----------
DIVERSIFIED INDUSTRIALS--0.41%
  412,500  Arcelik ................................       13,297
  170,400  Koc Holding AS .........................       10,861
                                                      ----------
                                                          24,158
                                                      ----------
MEDIA--0.26%
1,150,450  Dogan Yayin Holdings ...................       15,003
                                                      ----------

TURKEY--(CONCLUDED)
RETAIL--0.22%
   93,770   Migros Turk T.A.S. ....................   $   12,915
                                                      ----------
STEEL & OTHER MATERIALS--0.21%
  396,000   Eregli Demir ve Celik Fabrik * ........       12,475
                                                      ----------
Total Turkey Common Stocks ........................      259,728
                                                      ----------
ZIMBABWE--0.91%
LEISURE & HOTELS--0.91%
  204,600  Econet Wireless Holdings* ..............       53,000
                                                      ----------
Total Common Stocks (cost--$5,239,409) ............    4,842,979
                                                      ----------
PREFERRED STOCKS--12.03%
BRAZIL--9.79%
BANKS--2.00%
4,769,994  Banco Bradesco S.A. ....................       29,485
  530,000  Banco Itau S.A. ........................       41,228
   2,000   Companhia Vale do Rio Doce .............       46,097
                                                      ----------
                                                         116,810
                                                      ----------
BREWERIES, PUBS, & RESTAURANTS--0.88%
  230,000  Companhia de Bebidas ...................       51,327
                                                      ----------
BUILDING MATERIALS & MERCHANTS--0.36%
   130,000 Companhia Cimento
           Portland Itau (CLA) ....................       20,702
                                                      ----------
ELECTRICITY--1.07%
   4,900   Companhia Paranaense
           de Energia, ADR ........................       44,406
  326,400  Eletropaulo Metropolitana-
           Electricidade de Sao Paulo S.A. ........       18,295
                                                      ----------
                                                          62,701
                                                      ----------
OIL EXPLORATION & PRODUCTION--2.14%
   2,340   Petroleo Brasileiros S.A. (Petrobras) ..       62,036
   1,500   Petroleo Brasileiro S.A.
           (Petrobras), ADR .......................       43,594
   1,900   Ultrapar Participacoes S.A. ............       19,119
                                                      ----------
                                                         124,749
                                                      ----------
TELECOMMUNICATIONS--3.34%
2,547,000  Brasil Telecom Participacoes ...........       27,578
3,510,000  Brasil Telecom S.A. ....................       26,973
   3,400   Embratel Participacoes S.A., ADR .......       55,038
   1,968   Tele Norte Leste Participacoes, ADR ....       43,550
3,546,549  Telecomunicacoes
           do Parana S.A. (Telepar) ...............       41,949
                                                      ----------
                                                         195,088
                                                      ----------
Total Brazil Preferred Stocks .....................      571,377
                                                      ----------

PAINEWEBBER EMERGING MARKETS EQUITY FUND


  NUMBER OF
   SHARES                                                VALUE
   ------                                             ----------

PREFERRED STOCKS--(CONCLUDED)

MEXICO--1.15%
RETAILERS, GENERAL--1.15%
   29,400  Wal-Mart de Mexico "C" .................   $   67,024
                                                      ----------
RUSSIA--1.09%
OILS--1.09%
   4,940   Surgutneftegaz, ADR ....................       63,603
                                                      ----------
Total Preferred Stocks (cost--$980,439) ...........      702,004
                                                      ----------
  NUMBER OF
WARRANTS/RIGHTS                                          VALUE
   ------                                             ----------
WARRANTS--0.00%
MEXICO--0.00%
BUILDING & CONSTRUCTION--0.00%
   1,000   Cemex Appreciation (cost--$346) ........   $      203
                                                      ----------
RIGHTS--0.00%
THAILAND--0.00%
TELECOMMUNICATIONS--0.00%
   4,105   TelecomAsia Corp PLC (cost--$0) ........            0
                                                      ----------
Total Long Term Investments (cost--$6,220,194) ....    5,545,186
                                                      ----------


   PRINCIPAL
    AMOUNT
     (000)                                                                       MATURITY DATE INTEREST RATE     VALUE
     -----                                                                       ------------- ------------- -------------
REPURCHASE AGREEMENT--2.57%
$    150 Repurchase Agreement dated 10/31/00 with State Steet Bank & Trust
          Company, collateralized by $150,000 U.S. Treasury Notes, 6.375% due
          06/30/02 (value--$153,938); proceeds: $150,027 (cost--$150,000) ......    11/01/00       6.500%         150,000
                                                                                                                ----------
Total Investments and Repurchase Agreement (cost--$6,370,194)--97.59% ..........                                5,695,186
Other assets in excess of liabilities--2.41% ...................................                                  140,866
                                                                                                                ----------
Net Assets--100.00% ............................................................                               $5,836,052
                                                                                                                ==========

-----------------
*    Non-Income producing securities.
ADR  American Depository Receipts
ADS  American Depository Shares
GDR  Global Depositary Receipts
GDS  Global Depositary Shares
(1)  Security or portion thereof, was on loan at October 31, 2000.

FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                IN               MATURITY           UNREALIZED
                                                   CONTRACTS TO DELIVER    EXCHANGE FOR            DATE            APPRECIATION
                                                   --------------------    ------------          --------          ------------
Mexican Peso .................................           812,000            USD 83,756           03/07/01              $3,444
                                                                                                                       ======

-----------------
USD  United States Dollars

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENT OF ASSETS AND LIABILITIES                                                                               OCTOBER 31, 2000

                                                                                    GLOBAL EQUITY     ASIA PACIFIC  EMERGING MARKETS
                                                                                         FUND          GROWTH FUND    EQUITY FUND
                                                                                    -------------     ------------  ----------------
ASSETS
Investments, at value (cost--$271,271,813, $21,541,357 and $6,220,194, respectively) $272,551,044     $ 22,946,850    $  5,545,186
Repurchase agreements, at value (cost--$33,835,000; $795,000 and
     $150,000, respectively .......................................................    33,835,000          795,000         150,000
                                                                                     ------------     ------------    ------------
                                                                                      306,386,044       23,741,850       5,695,186
Investments of cash collateral received for securities
     loaned, at value (cost--$3,562,562, $217,675 and $25,350, respectively) ......     3,562,562          217,675          25,350
Cash ..............................................................................         1,157              492          32,666
Cash denominated in foreign currencies, at value
     (cost--$1,825,163, $135,236 and $120,684, respectively) ......................     1,825,409          133,065         118,512
Receivable for investments sold ...................................................     2,341,924          --               48,653
Receivable for shares of beneficial interest sold .................................        52,689              456         --
Dividends and interest receivable .................................................       563,832           37,722          16,609
Unrealized appreciation of foreign forward currency contracts .....................       --               --                3,444
Futures variation margin receivable ...............................................     2,749,215          --              --
Deferred organizational expenses ..................................................       --                42,147         --
Other assets ......................................................................       213,066            6,408         109,812
                                                                                     ------------     ------------    ------------
Total assets ......................................................................   317,695,898       24,179,815       6,050,232
                                                                                     ------------     ------------    ------------
LIABILITIES
Collateral for securities loaned ..................................................     3,562,562          217,675          25,350
Payable for investments purchased .................................................     2,139,157          --               16,601
Payable for shares of beneficial interest repurchased .............................       828,414           61,388          43,366
Payable to affiliates .............................................................       295,676           39,720           2,536
Accrued expenses and other liabilities ............................................       264,803          102,223         126,327
                                                                                     ------------     ------------    ------------
Total liabilities .................................................................     7,090,612          421,006         214,180
                                                                                     ------------     ------------    ------------
NET ASSETS
Beneficial interest shares of $0.001 par value outstanding
     (unlimited number authorized) ................................................   250,933,943       47,439,942      24,699,530
Accumulated net investment loss ...................................................       --               (72,313)         (3,444)
Accumulated net realized gains (losses) from investments transactions .............    55,251,602      (24,975,284)    (18,185,275)
Net unrealized appreciation/(depreciation) of investments, futures, other
     assets, liabilities and forward contracts denominated in foreign currencies ..     4,419,741        1,366,464        (674,759)
                                                                                     ------------     ------------    ------------
Net assets ........................................................................  $310,605,286     $ 23,758,809    $  5,836,052
                                                                                     ============     ============    ============
CLASS A:
Net assets ........................................................................  $232,909,887     $  8,744,964    $  3,244,645
                                                                                     ------------     ------------    ------------
Shares outstanding ................................................................    14,765,504          976,291         420,130
                                                                                     ------------     ------------    ------------
Net asset and redemption value per share ..........................................        $15.77            $8.96           $7.72
                                                                                           ======            =====           =====
Maximum offering price per share (net asset value plus sales charge of
     4.50% of offering price) .....................................................        $16.51            $9.38           $8.08
                                                                                           ======            =====           =====
CLASS B:
Net assets ........................................................................  $  7,875,340     $  9,774,186    $    614,833
                                                                                     ------------     ------------    ------------
Shares outstanding ................................................................       541,621        1,121,266          82,694
                                                                                     ------------     ------------    ------------
Net asset value and offering price per share ......................................        $14.54            $8.72           $7.44
                                                                                           ======            =====           =====
CLASS C:
Net assets ........................................................................  $ 23,654,558     $  5,057,542    $  1,400,191
                                                                                     ------------     ------------    ------------
Shares outstanding ................................................................     1,623,466          579,536         190,311
                                                                                     ------------     ------------    ------------
Net asset value and offering price per share ......................................        $14.57            $8.73           $7.36
                                                                                           ======            =====           =====
CLASS Y:
Net assets ........................................................................  $ 46,165,501     $    182,117    $    576,383
                                                                                     ------------     ------------    ------------
Shares outstanding ................................................................     2,840,528           20,336          73,604
                                                                                     ------------     ------------    ------------
Net asset value, offering price and redemption value per share ....................        $16.25            $8.96           $7.83
                                                                                           ======            =====           =====


32               See accompanying notes to financial statements

PAINEWEBBER

STATEMENT OF OPERATIONS                                                                          FOR THE YEAR ENDED OCTOBER 31, 2000

                                                                                    GLOBAL EQUITY     ASIA PACIFIC  EMERGING MARKETS
                                                                                         FUND          GROWTH FUND    EQUITY FUND
                                                                                    -------------     ------------  ----------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $523,697, $52,398
     and $13,926, respectively) ...................................................  $  4,593,588     $    529,192    $    106,009
Interest ..........................................................................     2,399,881           29,187           5,973
                                                                                     ------------     ------------    ------------
                                                                                        6,993,469          558,379         111,982
                                                                                     ------------     ------------    ------------
EXPENSES:
Investment advisory and administration ............................................     3,079,506          438,571         103,962
Service fees--Class A .............................................................       658,425           33,337          11,639
Service and distribution fees--Class B ............................................       149,939          148,120           8,766
Service and distribution fees--Class C ............................................       301,382           82,163          22,894
Custody and accounting ............................................................       911,661          122,646          32,566
Transfer agency and related services fees .........................................       344,916           50,610          19,532
Reports and notices to shareholders ...............................................       187,259           29,172          28,351
Professional fees .................................................................       151,883           52,940          76,870
State registration fees ...........................................................        82,714           29,376          35,763
Trustees' fees ....................................................................        15,750           15,750          15,750
Amortization of organizational expenses ...........................................       --                30,308         --
Other expenses ....................................................................        28,387            2,285           6,228
                                                                                     ------------     ------------    ------------
                                                                                        5,911,822        1,035,278         362,321
Less: Fee waivers and reimbursements from adviser .................................       (12,698)            (192)       (129,572)
                                                                                     ------------     ------------    ------------
Net expenses ......................................................................     5,899,124        1,035,086         232,749
                                                                                     ------------     ------------    ------------
Net investment income (loss) ......................................................     1,094,345         (476,707)       (120,767)
                                                                                     ------------     ------------    ------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
Net realized gains (losses) from:
     Investments (net of foreign withholding tax of $518,467, $0 and $0,
     respectively) ................................................................    93,371,931        2,903,795         614,945
     Foreign currency transactions ................................................      (861,569)         (71,149)        (33,382)
     Futures transactions .........................................................     3,598,396          --              --
Net change in unrealized appreciation/depreciation of:
     Investments ..................................................................   (82,305,649)      (2,193,126)     (1,103,530)
     Futures ......................................................................     1,252,194          --              --
     Other assets and liabilities denominated in foreign currencies ...............        23,232           72,155          21,222
                                                                                     ------------     ------------    ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS ...........    15,078,535          711,675        (500,745)
                                                                                     ------------     ------------    ------------
NET INCREASE (DECREASE)IN NET ASSETS RESULTING FROM OPERATIONS ....................  $ 16,172,880     $    234,968    $   (621,512)
                                                                                     ============     ============    ============


                 See accompanying notes to financial statements

PAINEWEBBER GLOBAL EQUITY FUND


STATEMENT OF CHANGES IN NET ASSETS

                                                                                                    FOR THE YEARS
                                                                                                        ENDED
                                                                                                     OCTOBER 31,
                                                                                        -------------------------------------
                                                                                             2000                    1999
                                                                                        -------------           -------------
FROM OPERATIONS:
Net investment income ............................................................      $   1,094,345           $   1,214,949
Net realized gains (losses) from:
     Investments .................................................................         93,371,931              46,487,900
     Foreign currency transactions ...............................................           (861,569)             (1,365,472)
     Futures transactions ........................................................          3,598,396               5,084,466
Net change in unrealized appreciation/depreciation of:
     Investments .................................................................        (82,305,649)              7,994,891
     Futures .....................................................................          1,252,194                (974,505)
     Other assets and liabilities denominated in foreign currencies ..............             23,232                (134,422)
                                                                                        -------------           -------------
Net increase in net assets resulting from operations .............................         16,172,880              58,307,807
                                                                                        -------------           -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income Class A ....................................................                 --                (270,090)
Net investment income Class Y ....................................................                 --                (131,022)
Net realized gains from investment transactions--Class A .........................        (34,539,223)            (11,886,871)
Net realized gains from investment transactions--Class B .........................         (3,680,562)             (2,646,732)
Net realized gains from investment transactions--Class C .........................         (4,988,411)             (2,064,240)
Net realized gains from investment transactions--Class Y .........................         (7,503,843)             (2,546,029)
                                                                                        -------------           -------------
                                                                                          (50,712,039)            (19,544,984)
                                                                                        -------------           -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares .............................................        269,501,057             536,072,491
Shares issued in connection with the reorganization
     involving Global Small Cap Fund Inc. ........................................         85,973,872                      --
Cost of shares repurchased .......................................................       (407,431,417)           (640,967,908)
Proceeds from dividends reinvested ...............................................         48,073,171              18,643,467
                                                                                        -------------           -------------
Net decrease in net assets from beneficial interest transactions .................         (3,883,317)            (86,251,950)
                                                                                        -------------           -------------
Net decrease in net assets .......................................................        (38,422,476)            (47,489,127)
NET ASSETS:
Beginning of year ................................................................        349,027,762             396,516,889
                                                                                        -------------           -------------
End of year ......................................................................      $ 310,605,286           $ 349,027,762
                                                                                        =============           =============


                 See accompanying notes to financial statements
34

PAINEWEBBER ASIA PACIFIC GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                    FOR THE YEARS
                                                                                                        ENDED
                                                                                                     OCTOBER 31,
                                                                                        -------------------------------------
                                                                                             2000                    1999
                                                                                        -------------           -------------
FROM OPERATIONS:
Net investment loss ..............................................................      $    (476,707)          $    (355,336)
Net realized gains (losses) from:
     Investments .................................................................          2,903,795                 656,105
     Foreign currency transactions ...............................................            (71,149)                (63,531)
Net change in unrealized appreciation/depreciation of:
     Investments .................................................................         (2,193,126)             11,632,148
     Other assets and liabilities denominated in foreign currencies ..............             72,155                 (62,473)
                                                                                        -------------           -------------
Net increase in net assets resulting from operations .............................            234,968              11,806,913
                                                                                        -------------           -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares .............................................         49,848,596              21,653,386
Cost of shares repurchased .......................................................        (65,387,905)            (24,936,295)
                                                                                        -------------           -------------
Net decrease in net assets from beneficial interest transactions .................        (15,539,309)             (3,282,909)
                                                                                        -------------           -------------
Net increase (decrease) in net assets ............................................        (15,304,341)              8,524,004
NET ASSETS:
Beginning of year ................................................................         39,063,150              30,539,146
                                                                                        -------------           -------------
End of year ......................................................................      $  23,758,809            $ 39,063,150
                                                                                        =============           =============


                 See accompanying notes to financial statements

PAINEWEBBER EMERGING MARKETS EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                    FOR THE YEARS
                                                                                                        ENDED
                                                                                                     OCTOBER 31,
                                                                                        -------------------------------------
                                                                                             2000                    1999
                                                                                        -------------           -------------
FROM OPERATIONS:
Net investment loss ..............................................................      $    (120,767)          $     (45,188)
Net realized gains (losses) from:
     Investments .................................................................            614.945                (394,899)
     Foreign currency transactions ...............................................            (33,382)                 (4,458)
Net change in unrealized appreciation/depreciation of:
     Investments .................................................................         (1,103,530)              2,873,966
     Other assets and liabilities denominated in foreign currencies ..............             21,222                  (5,666)
                                                                                        -------------           -------------
Net increase (decrease) in net assets resulting from operations ..................           (621,512)              2,423,755
                                                                                        -------------           -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares .............................................          8,800,671               3,860,845
Cost of shares repurchased .......................................................        (10,822,812)             (5,955,453)
                                                                                        -------------           -------------
Net decrease in net assets from beneficial interest transactions .................         (2,022,141)             (2,094,608)
                                                                                        -------------           -------------
Net increase (decrease) in net assets ............................................         (2,643,653)                329,147
NET ASSETS:
Beginning of year ................................................................          8,479,705               8,150,558
                                                                                        -------------           -------------
End of year ......................................................................      $   5,836,052           $   8,479,705
                                                                                        =============           =============


                 See accompanying notes to financial statements
36

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The PaineWebber Global Equity Fund ("Global Equity Fund"), a diversified series of PaineWebber Investment Trust ("Investment Trust"), the PaineWebber Asia Pacific Growth Fund ("Asia Pacific Growth Fund"), a diversified series of PaineWebber Managed Investments Trust ("Managed Trust") and the PaineWebber Emerging Markets Equity Fund ("Emerging Markets Equity Fund"), a diversified series of PaineWebber Investment Trust II ("Investment Trust II") (each a "Fund"), are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Global Equity Fund seeks long-term growth of capital by investing primarily in U.S. and foreign equity securities. Asia Pacific Growth Fund seeks long-term capital appreciation by investing primarily in equity securities of companies in the Asia Pacific region, excluding Japan. Emerging Markets Equity Fund seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging market countries. (Investment Trust, Managed Trust and Investment Trust II are each sometimes referred to herein as a "Trust.") Organizational costs have been deferred and are being (or, in the case of Global Equity Fund and Emerging Markets Equity Fund, have been) amortized using the straight-line method over a period not to exceed 60 months from the date the Fund commenced operations.

     Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that Class A, Class B and Class C shares have exclusive voting rights with respect to their service and/or distribution plan.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     VALUATION OF INVESTMENTS--Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment adviser (or manager) and administrator of the Fund, or by the Fund's sub-advisor(s). Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), an indirect wholly owned subsidiary of UBS AG. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All

NOTES TO FINANCIAL STATEMENTS

investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds' custodian.

     Foreign currency exchange rates are generally determined prior to the close of regular trading on the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Funds' net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust's board.

     REPURCHASE AGREEMENTS--Each Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Funds occasionally participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date") (except in the case of certain foreign dividends which are recorded as soon after the ex-dividend date as each Fund using reasonable diligence becomes aware of such dividends). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

     Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

     FOREIGN CURRENCY TRANSLATION--The books and records of each Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are reflected in the Statements of Operations.

   Although the net assets and the market values of each Funds' securities are presented at the foreign exchange rates at the end of the period, the Funds do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Funds do isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income in accordance with federal income tax regulations. Net realized foreign currency gain (loss) is treated as ordinary income for income tax reporting purposes. Gains/losses from translating foreign currency denominated assets and liabilities at year-end exchange rates are included in the change in unrealized appreciation/depreciation of other assets and liabilities denominated in foreign currencies.

NOTES TO FINANCIAL STATEMENTS

     FORWARD FOREIGN CURRENCY CONTRACTS--The Funds may enter into forward foreign currency exchange contracts ("forward contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Funds may also engage in cross-hedging by using forward contracts in one currency to hedge fluctuations in the value of securities denominated in a different currency if the applicable sub-adviser anticipates that there is a correlation between the two currencies. Forward contracts may also be used to shift a Fund's exposure to foreign currency fluctuations from one country to another.

     The Funds have no specific limitation on the percentage of assets which may be committed to such contracts; however, the value of all forward contracts will not exceed the total market value of a Fund's total assets. The Funds may enter into forward contracts or maintain a net exposure to forward contracts only if
(1) the consummation of the contracts would not obligate the each Fund to deliver an amount of foreign currency in excess of the value of the positions being hedged by such contracts or (2) the Fund maintains cash or liquid securities in a segregated account in an amount not less than the value of the Fund's total assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.

     Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses by the Funds. Realized gains and losses include net gains or losses recognized by the each Fund on contracts which have matured.

     FUTURES CONTRACTS--Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Funds use financial futures contracts for hedging purposes, and in the case of Global Equity Fund, to adjust Global Equity's exposure to U.S. and foreign equity markets in connection with a reallocation of that Fund's assets as well as in an attempt to replicate the investment performance of the Standard & Poor's 500 Composite Stock Index, rather than buying and selling stocks, with respect to the U.S. portion of that Fund. However, imperfect correlations between futures contracts and the related securities or markets, or market disruptions, do not normally permit full control of these risks at all times.

     Upon entering into a financial futures contract, a Fund is required to pledge to a broker an amount equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

     DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

     Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse

NOTES TO FINANCIAL STATEMENTS

fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies. These risks are greater with respect to securities of issuers located in emerging market countries in which each of the Funds invest. The ability of the issuers of debt securities held by a Fund to meet their obligations may be affected by economic and political developments in a specific industry, country or region.

INVESTMENT ADVISER/MANAGER AND ADMINISTRATOR

     Each Fund has an investment advisory (or management) and administration contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser (or manager) and administrator of the Fund. In accordance with the Advisory Contract for the Global Equity Fund, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at an annual rate of 0.85% of the Fund's average daily net assets up to and including $500 million, 0.83% of its average daily net assets over $500 million and up to and including $1 billion and 0.805% of its average daily net assets over $1 billion. In accordance with the Advisory Contract for the Asia Pacific Growth Fund, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at an annual rate of 1.20% of the Fund's average daily net assets up to and including $100 million and 1.10% of its average daily net assets over $100 million. In accordance with the Advisory Contract for the Emerging Markets Equity Fund, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at a rate of 1.20% of its average daily net assets.

     Mitchell Hutchins has entered into an interim sub-advisory contract ("Interim Sub-Advisory Contract") with Martin Currie Inc. ("Martin Currie"), dated October 10, 2000, pursuant to which Martin Currie serves as investment sub-adviser for the foreign investments of Global Equity Fund. Mitchell Hutchins allocates the Fund's investments between domestic and foreign investments and is responsible for the day-to-day management of the Fund's domestic investments. Under the Interim Sub-Advisory Contract, Mitchell Hutchins (not the Fund) is obligated to pay Martin Currie at the annual rate of 0.35% of the Fund's average daily net assets up to and including $150 million, 0.30% of the Fund's average daily net assets in excess of $150 million up to and including $250 million, 0.25% of the Fund's average daily net assets in excess of $250 million up to and including $350 million, and 0.20% of such assets in excess of $350 million. Prior to October 10, 2000 Mitchell Hutchins had entered into a contract with Invista Capital Management LLC ("Invista") ("Invista Contract"), pursuant to which Invista served as investment sub-adviser for the foreign investments of Global Equity Fund. Mitchell Hutchins allocated the Fund's investments between domestic and foreign investments and was responsible for the day-to-day management of the Fund's domestic investments. Under the Invista Contract, Mitchell Hutchins (not the Fund) was obligated to pay Invista at the annual rate of 0.40% of the Fund's average daily net assets allocated to Invista's management up to and including $100 million, 0.29% of the Fund's average daily net assets allocated to Invista's management in excess of $100 million up to and including $300 million, and 0.26% of such assets in excess of $300 million.

     Under a contract with Mitchell Hutchins ("Sub-Advisory Contract"), Schroder Investment Management North America Inc. ("Schroder") serves as the sub-adviser to the Emerging Markets Equity Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays Schroder a fee, computed daily and paid monthly, at an annual rate of 0.70% of the Fund's average daily net assets.

     Under a contract with Mitchell Hutchins ("Sub-Advisory Contract"), Schroder serves as the sub-adviser to the Asia Pacific Growth Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays Schroder a fee, computed daily and paid monthly, at an annual rate of 0.65% of the Fund's average daily net assets up to and including $100 million and 0.55% of the Fund's average daily net assets over $100 million.

NOTES TO FINANCIAL STATEMENTS

     At October 31, 2000 the Global Equity Fund, the Asia Pacific Growth Fund and the Emerging Markets Equity Fund owed Mitchell Hutchins $219,006, $24,929 and $0, respectively, in investment advisory and administrative fees. Mitchell Hutchins waived $103,962 of its management fee and reimbursed other expenses of $25,610 for the Emerging Markets Equity Fund for the year ended October 31, 2000. Mitchell Hutchins also waived a portion of its investment advisory and administration fees in connection with each Fund's investment of cash collateral from securities lending in the Mitchell Hutchins Private Money Market Fund LLC. For the year ended October 31, 2000, Mitchell Hutchins waived $12,698, $192, and $0 for the Global Equity Fund, the Asia Pacific Growth Fund and the Emerging Markets Equity Fund, respectively.

     For the year ended October 31, 2000, the Global Equity Fund, the Asia Pacific Growth Fund and the Emerging Markets Equity Fund paid $10,377, $0 and $0 respectively, in brokerage commissions to PaineWebber for transactions executed on behalf of the Funds.

DISTRIBUTION PLAN

     Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, each Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At October 31, 2000 the Global Equity Fund, the Asia Pacific Growth Fund and the Emerging Markets Equity Fund owed Mitchell Hutchins $75,256, $14,737 and $2,531, respectively, in service and distribution fees.

     Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Global Equity Fund, the Asia Pacific Growth Fund and the Emerging Markets Equity Fund that for the period ended October 31, 2000 it had earned $70,459, $138,829 and $5,126, respectively, in sales charges.

REORGANIZATION INVOLVING GLOBAL SMALL CAP FUND INC.

     Effective as of the close of business on January 28, 2000 (the "Reorganization Date"), the Global Equity Fund acquired all of the assets and assumed all of the liabilities of Global Small Cap Fund Inc. ("Global Small Cap Fund"). The acquisition was accomplished by a tax-free exchange of 5,257,445 Class A shares of the Global Equity Fund for 3,801,667 shares of Global Small Cap Fund outstanding on the Reorganization Date. Global Small Cap Fund's net assets at that date, valued at $85,973,872 including net unrealized appreciation of investments of $35,296,466 were combined with those of the Global Equity Fund. All shares were exchanged at net asset value. Accordingly, no shareholder had any gain or loss as a result of the exchange. The Global Equity Fund's statement of operations and financial highlights do not include the operations of Global Small Cap Fund prior to the Reorganization Date.

SECURITY LENDING

     Each Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and

NOTES TO FINANCIAL STATEMENTS

custody fees. Each Fund's lending agent is PaineWebber, who received compensation from the Funds for the year ended October 31, 2000 as follows:

          Global Equity Fund .......................................     $36,034
          Asia Pacific Growth Fund .................................       1,835
          Emerging Markets Equity Fund .............................          56

     At October 31, 2000, the Global Equity Fund, Asia Pacific Growth Fund and Emerging Markets Equity Fund owed PaineWebber $1,414, $54 and $5, respectively, in securities lending fees.

     For the period ended October 31, 2000, each Fund earned compensation for lending its securities as follows:

          Global Equity Fund .......................................    $102,928
          Asia Pacific Growth Fund .................................       5,384
          Emerging Markets Equity Fund .............................         229

   As of October 31, 2000, Global Equity Fund, Asia Pacific Growth Fund and Emerging Markets Equity Fund held cash and/or cash equivalents as collateral for securities loaned as follows:

                                                                        MARKET
                                                      COLLATERAL FOR   VALUE OF
                                                        SECURITIES    SECURITIES
                                                          LOANED        LOANED
                                                      --------------  ----------
          Global Equity Fund .......................    $3,562,562    $3,373,223
          Asia Pacific Growth Fund .................      217,675        198,194
          Emerging Markets Equity ..................       25,350         23,483

     As of October 31, 2000 Global Equity Fund, Asia Pacific Growth Fund and Emerging Markets Equity Fund invested the collateral in the following money market funds:

             NUMBER OF
              SHARES                                                                        MARKET
               (000)                                                                         VALUE
             ---------                                                                    ----------

GLOBAL EQUITY FUND

               1,572   AIM Liquid Assets Portfolio......................................  $1,572,315
                  12   AIM Prime Portfolio..............................................      12,374
               1,854   Mitchell Hutchins Private Money Market Fund LLC..................   1,853,585
                 112   Scudder Institutional Fund.......................................     111,566
                  13   Temp Cash Portfolio..............................................      12,722
                                                                                          ----------
Total investments of cash collateral received for securities on loan (cost--$3,562,562)   $3,562,562
                                                                                          ==========
ASIA PACIFIC GROWTH FUND

                 218   AIM Liquid Assets Portfolio...................................... $   217,518
                  --   AIM Prime Portfolio..............................................         157
                                                                                          ----------
Total investments of cash collateral received for securities on loan (cost--$217,675)    $   217,675
                                                                                          ==========
EMERGING MARKETS FUND

                  25   AIM Liquid Assets Portfolio (cost--$25,350).......................$    25,350
                                                                                          ==========

NOTES TO FINANCIAL STATEMENTS

BANK LINE OF CREDIT

     Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of each Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, each Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to a fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended October 31, 2000, the Funds did not borrow under the Facility.

TRANSFER AGENCY AND RELATED SERVICES FEES

     PaineWebber provides transfer agency related services to each Fund pursuant to a delegation of authority from PFPC Inc., the Funds' transfer agent, and is compensated for these services by PFPC Inc., not the Funds. For the year ended October 31, 2000, PaineWebber received from PFPC, Inc., not the Funds, approximately 50%, 51% and 43% of the total transfer agency and related services fees collected by PFPC from the Global Equity Fund, Asia Pacific Growth Fund and Emerging Markets Equity Fund, respectively.

INVESTMENTS IN SECURITIES

     For federal income tax purposes, the cost of securities owned at October 31, 2000 was substantially the same as the cost of securities for financial statement purposes.

     At October 31, 2000, the components of net unrealized appreciation/(depreciation) were as follows:

                                                                            GLOBAL        ASIA PACIFIC       EMERGING
                                                                            EQUITY           GROWTH           MARKETS
                                                                             FUND             FUND          EQUITY FUND
                                                                        ------------      -------------     ------------
Gross appreciation (investments having an excess of value over cost) .    $8,988,083        $ 3,679,533     $    444,122
Gross depreciation (investments having an excess of cost over value) .    (7,708,852)        (2,274,040)      (1,119,130)
                                                                        ------------      -------------     ------------
Net appreciation/depreciation of investments .........................   $ 1,279,231        $ 1,405,493       $ (675,008)
                                                                        ============      =============     ============

     For the year ended October 31, 2000, total aggregate purchases and sales of portfolio securities, excluding short term securities, were as follows:

                                                                       GLOBAL        ASIA PACIFIC      EMERGING
                                                                       EQUITY           GROWTH          MARKETS
                                                                        FUND             FUND         EQUITY FUND
                                                                   -------------      -----------   --------------
          Purchases ...........................................    $422,221,106       $19,138,981    $ 9,516,193
          Sales ...............................................    $615,386,327       $33,333,858    $11,693,797

FEDERAL INCOME TAX STATUS

     The Funds intend to distribute substantially all of their taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

     At October 31, 2000 the Funds had the following net capital loss carryforwards available as reductions, to the extent provided in the regulations, of future net realized capital gains which expire as follows:

                                                                       GLOBAL   ASIA PACIFIC    EMERGING
                                                                       EQUITY      GROWTH       MARKETS
          FISCAL YEAR ENDING                                            FUND        FUND       EQUITY FUND
          ------------------                                         --------- -------------- ------------
          2002 ................................................          --          --       $  7,295,489
          2003 ................................................          --          --          2,285,302
          2004 ................................................          --          --          5,437,965
          2005 ................................................          --    $  2,145,015         --
          2006 ................................................          --      22,379,279      2,795,275
          2007 ................................................          --          --            308,374
                                                                     ---------  -----------    -----------
                                                                         --     $24,524,294    $18,122,405
                                                                     =========  =============  ===========

NOTES TO FINANCIAL STATEMENTS

     At October 31, 2000, the effect of permanent "book/tax" reclassification resulted in increases (decreases) to the components of net assets as follows:

                                                            ACCUMULATED         ACCUMULATED
                                                           NET INVESTMENT       NET REALIZED    BENEFICIAL
          FUND                                              INCOME (LOSS)      GAINS (LOSSES)    INTEREST
          ----                                             --------------      --------------  -----------
          Global Equity Fund ..........................      $(932,023)        $(38,092,343)    $39,024,366
          Asia Pacific Growth Fund ....................        484,802               60,171        (544,973)
          Emerging Markets Fund .......................        117,323               33,382        (150,705)

SHARES OF BENEFICIAL INTEREST

     There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                      CLASS A                  CLASS B                   CLASS C                    CLASS Y
                            -------------------------   ----------------------   -----------------------     ----------------------
GLOBAL EQUITY FUND               SHARES     AMOUNT        SHARES     AMOUNT         SHARES    AMOUNT           SHARES    AMOUNT
                            -------------------------   ----------------------   -----------------------     ----------------------
FOR THE YEAR ENDED
  OCTOBER 31, 2000
Shares sold................  13,360,465  $228,216,729     102,555  $  1,638,615   2,145,853  $ 34,072,281     309,667   $ 5,573,432
Shares issued in
  connection with the
  acquisition of Global
  Small Cap Fund Inc.......  5,257,445    85,973,872         --          --         --             --          --           --
Shares repurchased......... (19,925,098) (341,995,016)   (374,373)   (6,065,053) (2,787,944)  (44,634,884)   (822,284)  (14,736,464)
Shares converted from
  Class B to Class A.......     970,022    17,047,808  (1,045,285)  (17,047,808)     --             --          --           --
Dividend reinvested........   1,955,268    32,340,121     226,266     3,470,929     310,907     4,781,751     440,281     7,480,370
                            -----------  ------------  ----------  ------------  ----------  ------------  ----------   -----------
Net increase (decrease)....   1,618,102  $ 21,583,514  (1,090,837) $(18,003,317)   (331,184) $ (5,780,852)    (72,336)  $(1,682,662)
                            ===========  ============  ==========  ============  ==========  ============  ==========   ===========
FOR THE YEAR ENDED
  OCTOBER 31, 1999

Shares sold................  28,421,476  $494,825,105     122,855  $  2,029,493   1,081,106  $ 17,855,027   1,215,474   $21,362,866
Shares repurchased......... (32,560,467) (568,014,661)   (869,246)  (14,272,845) (1,914,606)  (31,600,728) (1,536,448)  (27,079,674)
Shares converted from
  Class B to Class A.......   1,124,691    19,785,833  (1,193,678)  (19,785,833)       --          --           --            --
Dividend reinvested........     697,012    11,514,629     157,538     2,459,166     127,935     1,999,640     158,271     2,670,032
                            -----------  ------------  ----------  ------------  ----------  ------------  ----------   -----------
Net decrease...............  (2,317,288) $(41,889,094) (1,782,531) $(29,570,019)   (705,565) $(11,746,061)   (162,703)  $(3,046,776)
                            ===========  ============  ==========  ============  ==========  ============  ==========   ===========

                                       CLASS A                  CLASS B                   CLASS C                    CLASS Y
                            --------------------------   ----------------------   -----------------------     ----------------------
ASIA PACIFIC GROWTH FUND         SHARES     AMOUNT        SHARES     AMOUNT         SHARES    AMOUNT           SHARES    AMOUNT
                            --------------------------   ----------------------   -----------------------     ----------------------
FOR THE YEAR ENDED
  OCTOBER 31, 2000
Shares sold................   2,492,274  $ 27,358,087     187,315   $ 2,118,833   1,917,676  $ 20,293,296       7,078   $     78,380
Shares repurchased.........  (3,003,090)  (33,139,841)   (577,008)   (6,320,501) (2,393,287)  (25,855,060)     (6,635)      (72,503)
Shares converted from
 Class B to Class A........      21,056       247,100     (21,485)     (247,100)      --            --            --          --
                            -----------  ------------  ----------  ------------  ----------  ------------  ----------   -----------
Net increase (decrease)....    (489,760) $ (5,534,654)   (411,178)  $(4,448,768)   (475,611) $ (5,561,764)        443    $     5,877
                            ===========  ============  ==========  ============  ==========  ============  ==========   ===========

FOR THE YEAR ENDED
  OCTOBER 31, 1999
Shares sold................   1,036,280  $  8,955,201     239,544   $ 2,161,071   1,136,400  $ 10,349,051      21,021   $   188,063
Shares repurchased.........  (1,272,336)  (10,989,257)   (585,637)   (4,734,916) (1,003,723)   (9,137,522)     (8,039)      (74,600)
Shares converted from
 Class B to Class A........      12,506       111,461     (12,706)     (111,461)      --             --            --         --
                            -----------  ------------  ----------  ------------  ----------  ------------  ----------   -----------
Net increase (decrease)....    (223,550)$  (1,922,595)   (358,799)  $(2,685,306)    132,677  $  1,211,529      12,982  $    113,463
                            ===========  ============  ==========  ============  ==========  ============  ==========   ===========

NOTES TO FINANCIAL STATEMENTS

SHARES OF BENEFICIAL INTEREST(CONCLUDED)

                                         CLASS A                  CLASS B                   CLASS C                    CLASS Y
                            --------------------------   ----------------------   -----------------------     ----------------------
EMERGING MARKETS EQUITY FUND       SHARES     AMOUNT        SHARES     AMOUNT         SHARES    AMOUNT           SHARES    AMOUNT
                            --------------------------   ----------------------   -----------------------     ----------------------
FOR THE YEAR ENDED
  OCTOBER 31, 2000
Shares sold................      25,298   $   266,308      101,741  $ 1,017,748     736,122   $ 7,366,565      15,878     $ 150,050
Shares repurchased.........    (188,332)   (1,860,919)    (68,873)     (635,804)   (797,885)   (7,993,339)    (32,745)     (332,750)
Shares converted from
  Class B to Class A.......       3,924        41,350      (4,058)      (41,350)       --         --            --            --
                            -----------  ------------  ----------  ------------  ----------  ------------  ----------   -----------
Net increase (decrease)....    (159,110)  $(1,553,261)     28,810   $   340,594     (61,763)  $  (626,774)    (16,867)    $(182,700)
                            ===========  ============  ==========  ============  ==========  ============  ==========   ===========
FOR THE YEAR ENDED
  OCTOBER 31, 1999
Shares sold................     148,096   $ 1,164,102      25,296   $   195,455     283,950   $ 2,392,088      13,275     $ 109,200
Shares repurchased.........    (226,551)   (1,668,885)    (35,460)     (270,936)   (439,625)   (3,562,262)    (56,046)     (453,370)
Shares converted from
  Class B to Class A.......       8,142        61,851      (8,361)      (61,851)       --          --            --           --
                            -----------  ------------  ----------  ------------  ----------  ------------  ----------   -----------
Net decrease...............     (70,313)  $  (442,932)    (18,525)   $ (137,332)   (155,675)  $(1,170,174)    (42,771)    $(344,170)
                            ===========  ============  ==========  ============  ==========  ============  ==========   ===========

PROPOSED MERGERS

     On October 6, 2000, (1) the board of trustees of Investment Trust unanimously approved the submission to shareholders of the merger of Global Equity Fund into PACE International Equity Investments, a series of PaineWebber PACE Select Advisors Trust ("PACE Trust"); (2) the board of trustees of Managed Trust unanimously approved the submission to shareholders of the merger of Asia Pacific Growth Fund into PACE International Emerging Markets Equity Investments, a series of PACE Trust; and (3) the board of trustees of Investment Trust II unanimously approved the submission to shareholders of the merger of Emerging Markets Equity Fund into PACE International Emerging Markets Equity Investments, a series of PACE Trust. Each merger will be submitted to a Fund's shareholders at meetings expected to be held in January 2001. If approved by a Fund's shareholders, a merger is expected to be consummated in February or March 2001.

PAINEWEBBER GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:

                                                                                             CLASS A
                                                                    -----------------------------------------------------------
                                                                                                                      FOR THE
                                                                                  FOR THE YEARS                      TWO MONTHS
                                                                                 ENDED OCTOBER 31,                      ENDED
                                                                    ---------------------------------------------    OCTOBER 31,
                                                                      2000++      1999        1998#       1997          1996
                                                                    ---------   ---------   ---------   ---------    -----------
Net asset value, beginning of period .............................  $  17.90    $  16.27    $   18.37      $17.43    $  16.81
                                                                    ---------   ---------   ---------   ---------    -----------
Net investment income (loss) .....................................      0.06@       0.08@        0.03@       --         (0.02)
Net realized and unrealized gains from
  investments and foreign currency ...............................      0.51@       2.38@        0.35@       1.52        0.64
                                                                    ---------   ---------   ---------   ---------    -----------
Net increase from investment operations ..........................      0.57        2.46         0.38        1.52        0.62
                                                                    ---------   ---------   ---------   ---------    -----------

Dividends from net investment income .............................       --        (0.02)         --          --          --
Distributions from net realized gains
  from investment transactions ...................................     (2.70)      (0.81)       (2.48)      (0.58)        --
                                                                    ---------   ---------   ---------   ---------    -----------
Total dividends and distributions to shareholders ................     (2.70)      (0.83)       (2.48)      (0.58)        --
                                                                    ---------   ---------   ---------   ---------    -----------
Net asset value, end of period ...................................  $  15.77     $ 17.90     $  16.27      $18.37    $  17.43
                                                                    =========   =========   =========   =========    ===========
Total investment return (1) ......................................      2.51%      15.56%        2.53%       8.87%       3.69%
                                                                    =========   =========   =========   =========    ===========
Ratios/Supplemental Data:
Net assets, end of period (000's) ................................  $232,910    $235,341     $251,680    $294,878    $307,267
Expenses to average net assets, net of waivers from adviser (2) ..      1.58%       1.56%        1.55%       1.44%       1.53%*
Net investment income (loss) to average net
  assets, net of waivers from adviser (2) ........................      0.37%       0.45%        0.17%       0.01%     (0.80)%*
Portfolio turnover rate ..........................................       131%         72%         151%         86%          3%

----------------------------
*    Annualized
++   Effective October 10, 2000, Martin Currie, Inc. began overseeing the day-to-day management of the foreign portion of the Fund's assets and
     Mitchell Hutchins continues to allocate the portfolio between domestic and foreign investments and manages the domestic portion of the Fund's assets.
#    Effective October 1, 1998, Invista Capital Management, Inc. began overseeing the day-to-day management of the foreign portion of the Fund's assets and Mitchell Hutchins allocates the portfolio between domestic and foreign investments and manages the domestic portion of the Fund's assets.
@    Calculated using the average monthly shares outstanding for the period.
(1)  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.
(2)  During the years ended October 31, 2000 and October 31, 1999 Mitchell
     Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waivers would be the same since the fee waivers represents less than 0.005%.



46

                                                  CLASS A                           CLASS B
                                              ------------ -------------------------------------------------------------------------
                                                FOR THE                                                     FOR THE        FOR THE
                                                 YEAR                      FOR THE                         TWO MONTHS       YEAR
                                                 ENDED                 ENDED OCTOBER 31,                     ENDED          ENDED
                                               AUGUST 31,  --------------------------------------------    OCTOBER 31,    AUGUST 31,
                                                  1996      2000++      1999      1998#         1997          1997          1996
                                              ----------   ---------  ---------  ---------    ---------    -----------   -----------
Net asset value, beginning of period ........   $  16.12   $  16.81   $  15.43   $  17.69     $   16.93    $  16.35      $  15.82
                                              ----------   ---------  ---------  ---------    ---------    -----------   -----------
Net investment income (loss) ................       0.02      (0.09)@    (0.06)@    (0.12)@       (0.21)      (0.05)        (0.12)
Net realized and unrealized gains from
  investments and foreign currency ..........       1.24       0.52@      2.25@      0.34@         1.55        0.63          1.22
                                              ----------   ---------  ---------  ---------    ---------    -----------   -----------
Net increase from investment operations .....       1.26       0.43       2.19       0.22          1.34        0.58          1.10
                                              ----------   ---------  ---------  ---------    ---------    -----------   -----------

Dividends from net investment income ........       --         --         --         --            --          --            --
Distributions from net realized gains
  from investment transactions ..............      (0.57)     (2.70)     (0.81)     (2.48)        (0.58)       --           (0.57)
                                              ----------   ---------  ---------  ---------    ---------    -----------   -----------
Total dividends and distributions
  to shareholders ...........................      (0.57)     (2.70)     (0.81)     (2.48)        (0.58)       --           (0.57)
                                              ----------   ---------  ---------  ---------    ---------    -----------   -----------
Net asset value, end of period ..............   $  16.81   $  14.54   $  16.81   $  15.43     $   17.69    $  16.93      $  16.35
                                              ==========   =========  =========  =========    =========    ===========   ===========
Total investment return (1) .................       8.06%      1.75%     14.63%      1.62%         8.05%       3.55%         7.18%
                                              ==========   =========  =========  =========    =========    ===========   ===========
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........   $305,218   $  7,875   $ 27,435   $ 52,709     $  87,104    $113,445      $113,235
Expenses to average net assets, net of
  waivers from adviser (2) ..................       1.48%      2.45%      2.42%      2.38%         2.26%       2.34%*        2.25%
Net investment income (loss) to average net
  assets, net of waivers from adviser (2) ...       0.10%    (0.62)%    (0.40)%    (0.74)%       (0.80)%     (1.61)%*      (0.68)%
Portfolio turnover rate .....................       33%         131%        72%       151%           86%          3%           33%

PAINEWEBBER GLOBAL EQUITY FUND


FINANCIAL HIGHLIGHTS (CONCLUDED)

Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:

                                                                              CLASS C
                                              ----------------------------------------------------------------------
                                                                                                            FOR THE
                                                             FOR THE YEARS ENDED                             YEAR
                                                                  OCTOBER 31,                               ENDED
                                              -------------------------------------------------------      OCTOBER 31,
                                                 2000++          1999          1998#          1997            1996
                                              ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of period ........ $    16.84     $    15.45     $    17.69     $    16.93     $    16.35
                                              ----------     ----------     ----------     ----------     ----------
Net investment income (loss) ................      (0.07)@        (0.05)@        (0.11)@        (0.23)         (0.05)
Net realized and unrealized gains from
  investments and foreign currency ..........       0.50@          2.25@          0.35@          1.57           0.63
                                              ----------     ----------     ----------     ----------     ----------
Net increase from investment operations .....       0.43           2.20           0.24           1.34           0.58
                                              ----------     ----------     ----------     ----------     ----------
Dividends from net investment income ........         --             --             --             --             --
Distributions from net realized gains
  from investment transactions ..............      (2.70)         (0.81)         (2.48)         (0.58)            --
                                              ----------     ----------     ----------     ----------     ----------
Total dividends and distributions
  to shareholders ...........................      (2.70)         (0.81)         (2.48)         (0.58)         (0.00)
                                              ----------     ----------     ----------     ----------     ----------
Net asset value, end of period .............. $    14.57     $    16.84     $    15.45     $    17.69     $    16.93
                                              ==========     ==========     ==========     ==========     ==========
Total investment return (1) .................       1.74%         14.67%          1.74%          8.05%          3.55%
                                              ==========     ==========     ==========     ==========     ==========

Ratios/Supplemental Data:
Net assets, end of period (000's) ........... $   23,655     $   32,917     $   41,103     $   54,510     $   67,530
Expenses to average net assets, net of
  waivers from adviser (2) ..................       2.38%          2.34%          2.32%          2.20%          2.30%*
Net investment income (loss) to average net
  assets, net of waivers from adviser (2) ...      (0.45)%        (0.33)%        (0.65)%        (0.75)%        (1.57)%*
Portfolio turnover rate .....................        131%            72%           151%            86%             3%



----------
*    Annualized
++   Effective October 10, 2000, Martin Currie, Inc. began overseeing the day-to-day management of the foreign portion of the Fund's assets and
     Mitchell Hutchins continues to allocate the portfolio between domestic and foreign investments and manages the domestic portion of the Fund's assets.
#    Effective October 1, 1998, Invista Capital Management, Inc. began overseeing the day-to-day management of the foreign portion of the Fund's assets and Mitchell Hutchins allocates the portfolio between domestic and foreign investments and manages the domestic portion of the Fund's assets.
@    Calculated using the average monthly shares outstanding for the year.
(1)  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.
(2)  During the years ended October 31, 2000 and October 31, 1999 Mitchell
     Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waivers would be the same since the fee waivers represents less than 0.005%.


48

                                               CLASS C                              CLASS Y
                                              ----------    --------------------------------------------------------
                                               FOR THE
                                                 YEAR                          FOR THE YEARS ENDED
                                                ENDED                              OCTOBER 31,
                                              OCTOBER 31,    -------------------------------------------------------
                                                 1996          2000++          1999          1998#           1997
                                              ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of period ........ $    15.82     $    18.31     $    16.59     $    18.63     $    17.60
                                              ----------     ----------     ----------     ----------     ----------
Net investment income (loss) ................      (0.13)          0.13@          0.14@          0.09@          0.10
Net realized and unrealized gains from
  investments and foreign currency ..........       1.23           0.51@          2.43@          0.35@          1.51
                                              ----------     ----------     ----------     ----------     ----------
Net increase from investment operations .....       1.10           0.64           2.57           0.44           1.61
                                              ----------     ----------     ----------     ----------     ----------
Dividends from net investment income ........         --             --          (0.04)            --             --
Distributions from net realized gains
  from investment transactions ..............      (0.57)         (2.70)         (0.81)         (2.48)         (0.58)
                                              ----------     ----------     ----------     ----------     ----------
Total dividends and distributions
  to shareholders ...........................      (0.57)         (2.70)         (0.85)         (2.48)         (0.58)
                                              ----------     ----------     ----------     ----------     ----------
Net asset value, end of period .............. $    16.35     $    16.25     $    18.31     $    16.59     $    18.63
                                              ==========     ==========     ==========     ==========     ==========
Total investment return (1) .................       7.18%          2.88%         15.97%          2.86%          9.31%
                                              ==========     ==========     ==========     ==========     ==========

Ratios/Supplemental Data:
Net assets, end of period (000's) ........... $   66,585     $   46,166     $   53,334     $   51,025     $   57,683
Expenses to average net assets, net of
  waivers from adviser (2) ..................       2.27%          1.24%          1.23%          1.21%          1.10%
Net investment income (loss) to average net
  assets, net of waivers from adviser (2) ...      (0.70)%         0.70%          0.79%          0.50%          0.36%
Portfolio turnover rate .....................         33%           131%            72%           151%            86%
                                                        CLASS Y
                                              --------------------------
                                               FOR THE          FOR THE
                                              TWO MONTHS          YEAR
                                                ENDED            ENDED
                                              OCTOBER 31,     AUGUST 31,
                                                 1996            1996
                                              ----------      ----------
Net asset value, beginning of period ........ $    16.97      $    16.22
                                              ----------      ----------
Net investment income (loss) ................      (0.01)           0.07
Net realized and unrealized gains from
  investments and foreign currency ..........       0.64            1.25
                                              ----------      ----------
Net increase from investment operations .....       0.63            1.32
                                              ----------      ----------
Dividends from net investment income ........         --              --
Distributions from net realized gains
  from investment transactions ..............         --           (0.57)
                                              ----------      ----------
Total dividends and distributions
  to shareholders ...........................      (0.00)          (0.57)
                                              ----------      ----------
Net asset value, end of period ..............      17.60      $    16.97
                                              ==========      ==========
Total investment return (1) .................       3.71%           8.39%
                                              ==========      ==========

Ratios/Supplemental Data:
Net assets, end of period (000's) ........... $   63,225      $   61,736
Expenses to average net assets, net of
  waivers from adviser (2) ..................       1.18%*          1.17%
Net investment income (loss) to average net
  assets, net of waivers from adviser (2) ...      (0.45)%*         0.46%
Portfolio turnover rate .....................          3%             33%

PAINEWEBBER ASIA PACIFIC GROWTH FUND


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:


                                                                              CLASS A
                                                 --------------------------------------------------------------
                                                               FOR THE YEARS                     FOR THE PERIOD
                                                             ENDED OCTOBER 31,                        ENDED
                                                 --------------------------------------------      OCTOBER 31,
                                                    2000             1999             1998             1997+
                                                 ----------       ----------       ----------       -----------
Net asset value, beginning of period ..........  $   9.71         $   6.82         $   8.96         $  12.50
                                                 --------         --------         --------         --------
Net investment income (loss) ..................     (0.09)@         (0.05)@             --              0.03
Net realized and unrealized gains (losses)
  from investments and foreign currency .......     (0.66)@           2.94@           (2.14)@          (3.57)
                                                 --------         --------         --------         --------
Net increase (decrease) from investment
  operations ..................................     (0.75)            2.89            (2.14)           (3.54)
                                                 --------         --------         --------         --------
Net asset value, end of period ................  $   8.96         $   9.71         $   6.82         $   8.96
                                                 ========         ========         ========         ========
Total investment return (1) ...................     (7.72)%          42.38%          (23.88)%         (28.32)%
                                                 ========         ========         ========         ========
Ratios/Supplemental Data:
Net assets, end of period (000's) .............  $  8,745         $ 14,229         $ 11,526         $ 21,466
Expenses to average net assets, net of
  waivers from adviser (2) ....................      2.35%            2.73%            2.88%            2.33%*
Net investment income (loss) to average net
  assets, net of waivers from adviser (2) .....     (0.81)%          (0.53)%          (0.02)%           0.37%*
Portfolio turnover rate .......................        54%              70%              59%              13%

----------
*    Annualized
+    For the period March 25, 1997 (commencement of operations) through
     October 31, 1997.
++   For the period March 13, 1998 (commencement of offering) through
     October 31, 1998.
@    Calculated using the average monthly shares outstanding for the period.
(1)  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.
(2)  During the years ended October 31, 2000 and October 31, 1999 Mitchell
     Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waivers would be the same since the fee waiver represents less than 0.005%.



50

                                                                              CLASS B
                                                 --------------------------------------------------------------
                                                               FOR THE YEARS                     FOR THE PERIOD
                                                             ENDED OCTOBER 31,                        ENDED
                                                 --------------------------------------------      OCTOBER 31,
                                                    2000             1999             1998             1997+
                                                 ----------       ----------       ----------       -----------
Net asset value, beginning of period ..........  $   9.52         $   6.74         $   8.92         $   12.50
                                                 --------         --------         --------         ---------
Net investment income (loss) ..................     (0.18)@          (0.11)@          (0.06)@           (0.03)
Net realized and unrealized gains (losses)
  from investments and foreign currency .......     (0.62)@           2.89@           (2.12)@           (3.55)
                                                 --------         --------         --------         ---------
Net increase (decrease) from investment
  operations ..................................     (0.80)            2.78            (2.18)            (3.58)
                                                 --------         --------         --------         ---------
Net asset value, end of period ................  $   8.72           $ 9.52         $   6.74         $    8.92
                                                 ========         ========         ========         =========
Total investment return (1) ...................     (8.40)%          41.25%          (24.44)%          (28.64)%
                                                 ========         ========         ========         =========
Ratios/Supplemental Data:
Net assets, end of period (000's) .............  $  9,774         $ 14,589         $ 12,746         $  22,949
Expenses to average net assets, net of
  waivers from adviser (2) ....................      3.13%           3.52%             3.63%             3.12%*
Net investment income (loss) to average net
  assets, net of waivers from adviser (2) .....     (1.60)%         (1.34)%           (0.78)%           (0.43)%*
Portfolio turnover rate .......................        54%             70%               59%               13%
                                                                              CLASS C
                                                 --------------------------------------------------------------
                                                               FOR THE YEARS                     FOR THE PERIOD
                                                             ENDED OCTOBER 31,                        ENDED
                                                 --------------------------------------------      OCTOBER 31,
                                                    2000             1999             1998             1997+
                                                 ----------       ----------       ----------       -----------
Net asset value, beginning of period ..........  $   9.53         $   6.74         $   8.92         $   12.50
                                                 --------         --------         --------         ---------
Net investment income (loss) ..................     (0.17)@          (0.10)@          (0.06)@           (0.03)
Net realized and unrealized gains (losses)
  from investments and foreign currency .......     (0.63)@           2.89@           (2.12)@           (3.55)
                                                 --------         --------         ---------        ---------
Net increase (decrease) from investment
  operations ..................................     (0.80)            2.79            (2.18)            (3.58)
                                                 --------         --------         --------         ---------
Net asset value, end of period ................  $   8.73         $   9.53         $   6.74         $    8.92
                                                 ========         ========         ========         =========
Total investment return (1) ...................     (8.39)%          41.39%          (24.44)%          (28.64)%
                                                 ========         ========         ========         =========
Ratios/Supplemental Data:
Net assets, end of period (000's) .............  $  5,058         $ 10,052         $  6,220         $  13,887
Expenses to average net assets, net of
  waivers from adviser (2) ....................      3.11%            3.45%            3.60%             3.10%*
Net investment income (loss) to average net
  assets, net of waivers from adviser (2) .....     (1.60)%          (1.23)%          (0.79)%           (0.42)%*
Portfolio turnover rate .......................        54%              70%              59%               13%
                                                                      CLASS Y
                                                 -----------------------------------------------
                                                          FOR THE YEARS           FOR THE PERIOD
                                                        ENDED OCTOBER 31,             ENDED
                                                 ---------------------------       OCTOBER 31,
                                                    2000             1999            1998++
                                                 ----------       ----------       ----------
Net asset value, beginning of period ..........  $   9.68         $   6.79         $   8.66
                                                 --------         --------         --------
Net investment income (loss) ..................     (0.06)@             --             0.06@
Net realized and unrealized gains (losses)
  from investments and foreign currency .......     (0.66)@           2.89@           (1.93)@
                                                 --------         --------         --------
Net increase (decrease) from investment
  operations ..................................     (0.72)            2.89            (1.87)
                                                 --------         --------         --------
Net asset value, end of period ................  $   8.96         $   9.68         $   6.79
                                                 ========         ========         ========
Total investment return (1) ...................     (7.44)%          42.56%          (21.59)%
                                                 ========         ========         ========
Ratios/Supplemental Data:
Net assets, end of period (000's) .............  $    182         $    192         $     47
Expenses to average net assets, net of
  waivers from adviser (2) ....................      2.06%            2.34%            2.66%*
Net investment income (loss) to average net
  assets, net of waivers from adviser (2) .....     (0.50)%          (0.06)%          (1.46)%*
Portfolio turnover rate .......................        54%              70%              59%

PAINEWEBBER EMERGING MARKETS EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:


                                                                                 CLASS A
                                               --------------------------------------------------------------
                                                                                                   FOR THE
                                                            FOR THE YEARS ENDED                  FOUR MONTHS
                                                                OCTOBER 31,                         ENDED
                                               ----------------------------------------------     OCTOBER 31,
                                                  2000         1999         1998       1997**        1996
                                               ---------     --------    ---------    --------    -----------
Net asset value, beginning of period ........  $  8.79       $ 6.52      $  9.39      $ 9.46      $ 10.06
                                               -------       ------      -------      ------      -------
Net investment loss .........................    (0.11)@      (0.02)@      (0.01)@     (0.06)       (0.13)
Net realized and unrealized gains (losses)
  from investments and foreign currency .....    (0.96)@       2.29@       (2.86)@     (0.01)       (0.47)
                                               -------       ------      -------      ------      -------
Net increase (decrease) from investment
  operations ................................    (1.07)        2.27        (2.87)      (0.07)       (0.60)
                                               -------       ------      -------      ------      -------
Net asset value, end of period ..............  $  7.72       $ 8.79      $  6.52      $ 9.39      $  9.46
                                               =======       ======      =======      ======      =======
Total investment return (1) .................   (12.17)%      34.82%      (30.56)%     (0.74)%      (5.96)%
                                               =======       ======      =======      ======      =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........  $ 3,245       $5,090      $ 4,237      $9,222      $14,992
Expenses to average net assets, net of fee
  waivers ...................................     2.44%        2.44%        2.44%       2.44%        2.44%*
Expenses to average net assets, before fee
  waivers ...................................     3.90%        3.56%        3.71%       3.01%        3.48%*
Net investment loss, net of fee waivers,
  to average net assets .....................    (1.16)%      (0.31)%      (0.16)%     (0.40)%      (1.42)%*
Net investment loss, before fee waivers,
  to average net assets .....................    (2.62)%      (1.43)%      (1.43)%     (0.97)%      (2.46)%*
Portfolio turnover rate .....................      117%          80%          64%         87%          22%


----------
++   For the period December 5, 1995 (commencement of offering of shares) to
     June 30, 1996.
@    Calculated using the average shares outstanding for the period.
*    Annualized.
**   Investment Sub-Advisory functions for the Fund were transferred from
     Emerging Markets Management to Schroder Investment Management North America
     Inc. effective February 25, 1997.
(1)  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.

52

                                               CLASS A                                             CLASS B
                                               --------- ---------------------------------------------------------------------------
                                               FOR THE                                                       FOR THE      FOR THE
                                                YEAR                  FOR THE YEARS ENDED                  FOUR MONTHS     YEAR
                                                ENDED                     OCTOBER 31,                         ENDED        ENDED
                                               JUNE 30,  ----------------------------------------------     OCTOBER 31,  JUNE 30,
                                                 1996       2000         1999         1998       1997**        1996         1996++
                                               --------- ---------     --------    ---------    --------    -----------  ----------
Net asset value, beginning of period ........  $  9.73   $ 8.52        $ 6.37      $    9.19    $  9.32     $ 9.94        $ 9.13
                                               -------   ------        ------      ---------    -------     ------        ------
Net investment loss .........................    (0.14)   (0.17)@       (0.08)@        (0.08)@    (0.10)     (0.07)        (0.01)
Net realized and unrealized gains (losses)
  from investments and foreign currency .....     0.47    (0.91)@        2.23@         (2.74)@    (0.03)     (0.55)         0.82
                                               -------   ------        ------      ---------    -------     ------        ------
Net increase (decrease) from investment
  operations ................................     0.33    (1.08)         2.15          (2.82)     (0.13)     (0.62)         0.81
                                               -------   ------        ------      ---------    -------     ------        ------
Net asset value, end of period ..............  $ 10.06   $ 7.44        $ 8.52      $    6.37    $  9.19     $ 9.32        $ 9.94
                                               =======   ======        ======      =========    =======     ======        ======
Total investment return (1) .................     3.39%  (12.68)%       33.75%        (30.69)%    (1.39)%    (6.24)%        8.87%
                                               =======   ======        ======      =========    =======     ======        ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...........  $20,680   $  615        $  459      $     461    $ 1,598     $  879        $  936
Expenses to average net assets, net of fee
  waivers ...................................     2.44%    3.19%         3.19%          3.19%      3.19%      3.19%*        3.19%*
Expenses to average net assets, before fee
  waivers ...................................     3.42%    4.71%         4.50%          4.92%      3.82%      4.23%*        4.97%*
Net investment loss, net of fee waivers,
  to average net assets .....................    (0.52)%  (1.82)%       (1.06)%        (0.99)%    (1.25)%    (2.12)%*      (0.21)%*
Net investment loss, before fee waivers,
  to average net assets .....................    (1.50)%  (3.34)%       (2.37)%        (2.72)%    (1.88)%    (3.16)%*      (1.99)%*
Portfolio turnover rate .....................       69%     117%           80%            64%        87%        22%           69%

PAINEWEBBER EMERGING MARKETS EQUITY FUND


FINANCIAL HIGHLIGHTS(CONCLUDED)

Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:

                                                                                             CLASS C
                                                                    -----------------------------------------------------------
                                                                                                                      FOR THE
                                                                                  FOR THE YEARS                      FOUR MONTHS
                                                                                 ENDED OCTOBER 31,                      ENDED
                                                                    ---------------------------------------------    OCTOBER 31,
                                                                      2000         1999        1998        1997**        1996
                                                                    -------       ------     --------      ------       ------
Net asset value, beginning of period ...............................$  8.43       $ 6.32     $   9.17      $ 9.32       $ 9.94
                                                                    -------       ------     --------      ------       ------
Net investment income (loss) .......................................  (0.18)@      (0.08)@      (0.08)@     (0.14)       (0.22)
Net realized and unrealized gains (losses) from investments
    and foreign currency ...........................................  (0.89)@       2.19@       (2.77)@     (0.01)       (0.40)
                                                                    -------       ------     --------      ------       ------
Net increase (decrease) from investment operations .................  (1.07)        2.11        (2.85)      (0.15)       (0.62)
                                                                    -------       ------     --------      ------       ------
Net asset value, end of period .....................................$  7.36       $ 8.43     $   6.32      $ 9.17       $ 9.32
                                                                    =======       ======     ========      ======       ======
Total investment return (1) ........................................ (12.69)%      33.39%      (31.08)%     (1.61)%      (6.24)%
                                                                    =======       ======     ========      ======       ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ..................................$ 1,400       $2,126     $  2,575      $5,345       $7,882
Expenses to average net assets, net of fee waivers .................   3.19%        3.19%        3.19%       3.19%        3.19%*
Expenses to average net assets, before fee waivers .................   4.72%        4.43%        4.42%       3.78%        4.23%*
Net investment loss to average net assets, net of fee waivers ......  (1.88)%      (1.06)%      (0.96)%     (1.18)%      (2.16)%*
Net investment loss to average net assets, before fee waivers ......  (3.41)%      (2.30)%      (2.19)%     (1.77)%      (3.20)%*
Portfolio turnover rate ............................................    117%          80%          64%         87%          22%

-----------
@   Calculated using the average shares outstanding for the period.
*   Annualized.
** Investment Sub-Advisory functions for the Fund were transferred from Emerging Markets Management to Schroder Investment Management North America Inc. effective February 25, 1997.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.

                                                            CLASS C                          CLASS Y
                                                         ----------- --------------------------------------------------------------
                                                          FOR THE                                               FOR THE     FOR THE
                                                           YEAR                      FOR THE                   FOUR MONTHS   YEAR
                                                           ENDED                 ENDED OCTOBER 31,               ENDED       ENDED
                                                          JUNE 30,   ---------------------------------------- OCTOBER 31,   JUNE 30,
                                                            1996      2000       1999       1998      1997**      1996       1996
                                                           ------    ------     ------     ------     ------    -------     ------
Net asset value, beginning of period ..................... $ 9.67    $ 8.89     $ 6.58     $ 9.46     $ 9.51    $ 10.11     $ 9.75
                                                           ------    ------     ------     ------     ------    -------     ------
Net investment income (loss) .............................  (0.24)    (0.09)@     0.00@     (0.01)@    (0.02)     (0.05)     (0.01)
Net realized and unrealized gains (losses) from
    investments and foreign currency .....................   0.51     (0.97)@     2.31@     (2.87)@    (0.03)     (0.55)      0.37
                                                           ------    ------     ------     ------     ------    -------     ------
Net increase (decrease) from investment operations .......   0.27     (1.06)      8.89      (2.88)     (0.05)     (0.60)      0.36
                                                           ------    ------     ------     ------     ------    -------     ------
Net asset value, end of period ........................... $ 9.94    $ 7.83     $ 8.89     $ 6.58     $ 9.46    $  9.51     $10.11
                                                           ======    ======     ======     ======     ======    =======     ======
Total investment return (1) ..............................   2.79%   (11.92)%    35.11%    (30.44)%    (0.53)%    (5.93)%     3.69%
                                                           ======    ======     ======     ======     ======    =======     ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ........................$11,561    $  576     $  804     $  877    $10,053    $11,375    $12,979
Expenses to average net assets, net of fee waivers .......   3.19%     2.19%      2.19%      2.19%      2.19%      2.19%*     2.19%
Expenses to average net assets, before fee waivers .......   4.17%     3.73%      3.46%      3.36%      2.69%      3.23%*     3.29%
Net investment loss to average net assets, net of
    fee waivers ..........................................  (1.28)%   (0.92)%    (0.03)%    (0.08)%    (0.15)%    (1.13)%*   (0.15)%
Net investment loss to average net assets, before
    fee waivers ..........................................  (2.26)%   (2.46)%    (1.31)%    (1.25)%    (0.65)%    (2.17)%*   (1.25)%
Portfolio turnover rate ..................................     69%      117%        80%        64%        87%        22%        69%

PAINEWEBBER GLOBAL EQUITY FUND
PAINEWEBBER ASIA PACIFIC GROWTH FUND
PAINEWEBBER EMERGING MARKETS EQUITY FUND


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Boards of Trustees and Shareholders


     We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of PaineWebber Global Equity Fund, PaineWebber Asia Pacific Growth Fund, and PaineWebber Emerging Markets Equity Fund (the "Funds") as of October 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Global Equity Fund, PaineWebber Asia Pacific Growth Fund and PaineWebber Emerging Markets Equity Fund at October 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                   /s/ Ernst & Young LLP

New York, New York
December 22, 2000

PAINEWEBBER GLOBAL EQUITY FUND, EMERGING MARKETS EQUITY FUND
AND ASIA PACIFIC GROWTH FUND

TAX INFORMATION (UNAUDITED)

     In order to meet certain requirements of Subchapter M of the Internal Revenue Code, we are advising you that $35,199,702 has been designated by the PaineWebber Global Equity Fund as long-term capital gain.

     The percentage of ordinary income dividends paid by the PaineWebber Global Equity Fund qualifying for the dividends received deduction available to corporate shareholders is 3.92%.

     PaineWebber Global Equity Fund intends to make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the portfolio to its shareholders. The amount of foreign source income for information reporting purposes is $3,377,918 and the amount of foreign taxes paid is $1,042,164 .

     Shareholders should not use the above information to prepare their tax returns. Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2000. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2001. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

-----

PaineWebber offers a family of 26 funds which encompass a diversified range of investment goals.

BOND FUNDS
- High Income Fund
- Investment Grade Income Fund
- Low Duration U.S. Government Income Fund
- Strategic Income Fund
- U.S. Government Income Fund

TAX-FREE BOND FUNDS
- California Tax-Free Income Fund
- Municipal High Income Fund
- National Tax-Free Income Fund
- New York Tax-Free Income Fund

STOCK FUNDS
- Enhanced S&P 500 Fund
- Enhanced Nasdaq-100 Fund
- Financial Services Growth Fund
- Growth Fund
- Growth and Income Fund
- Mid Cap Fund
- Small Cap Fund
- S&P 500 Index Fund
- Strategy Fund
- Tax-Managed Equity Fund

ASSET ALLOCATION FUNDS
- Balanced Fund
- Tactical Allocation Fund

GLOBAL FUNDS
- Asia Pacific Growth Fund
- Emerging Markets Equity Fund
- Global Equity Fund
- Global Income Fund

PAINEWEBBER MONEY MARKET FUND


                       PAINEWEBBER-Registered Trademark-
                       -C- 2000 PaineWebber Incorporated
                              All Rights Reserved


PAINEWEBBER-Registered Trademark-


-----------------------

GLOBAL EQUITY
FUND

EMERGING
MARKETS
EQUITY FUND

ASIA PACIFIC
GROWTH FUND



ANNUAL REPORT



OCTOBER 31, 2000

--------------------------------------------------------------------------------

TRUSTEES
E. Garrett Bewkes, Jr.
CHAIRMAN
Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer
Brian M. Storms

PRINCIPAL OFFICERS
Brian M. Storms
PRESIDENT
Amy R. Doberman
VICE PRESIDENT
Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY
T. Kirkham Barneby
VICE PRESIDENT
Paul H. Schubert
VICE PRESIDENT AND TREASURER

INVESTMENT ADVISER/MANAGER,
ADMINISTRATOR AND DISTRIBUTOR
Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019

INVESTMENT SUBADVISERS
Martin Currie, Inc.
Saltire Court
20 Castle Terrace
Edinburgh, Scotland EHI ZES

Schroder Investment Management North America Inc.
1301 Avenue of the Americas
New York, New York 10019



THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.